UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
July 31, 2010

American Century Investments®

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3

One Choice Portfolios

Performance	4
Portfolio Commentary	8
Market Index Total Returns	9
Underlying Fund Allocations.	10

Shareholder Fee Examples	13

Financial Statements

Schedule of Investments	15
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	22
Notes to Financial Statements	25
Financial Highlights	35
Report of Independent Registered Public Accounting Firm	40

Other Information

Proxy Voting Results	41
Management	42
Board Approval of Management Agreements	46
Additional Information	52
Index Definitions	53

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended July 31, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Fellow Shareholders,

The principal event at a recent board meeting was the retirement of Jim Stowers, Jr. from the American Century Mutual Funds Kansas City board. This was one of those times when you felt like you were living a historical moment. Jim—who celebrated his 86th birthday in January—founded what was known as Twentieth Century Mutual Funds over 50 years ago. Through the years, his number one priority has been to “Put Investors First!” The board presented Jim with a resolution acknowledging that, by building a successful investment company, he has impacted the lives of many by helping them on the path to financial success.

We respect Jim’s decision to focus his energy on the Stowers Institute for Medical Research and American Century Companies, Inc. (ACC), the parent company of the funds’ investment advisor. The pioneering medical research that Jim and his wife Virginia have made possible through the Institute should enrich the lives of millions in the future.

Shortly after his retirement from the board, we received word that ACC’s co-chairman Richard W. Brown had succeeded Jim as trustee of a trust that holds a significant interest in ACC stock as a part of Jim’s long-standing estate and business succession plan. While holding less than a majority interest, the trust is presumed to control the funds’ investment advisors under the Investment Company Act of 1940. This change triggered the need for a shareholder proxy to approve new management and subadvisory agreements for the funds. I am happy to report that all of the proposals contained in the proxy received the necessary votes and were approved.

On behalf of the board, I want to once again thank Jim for his mutual fund board service. More than three years ago, Jim and Richard Brown installed a strong and effective leadership team at American Century Investments and I look forward to continuing to work with them on behalf of fund shareholders. And while Jim no longer sits on the fund board, the inherent optimism captured by his favorite catch phrase—“The best is yet to be”—still resonates with all of us who have the privilege of serving you. I invite you to send your comments, questions or concerns to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

One Choice Portfolios

Total Returns as of July 31, 2010
			Average Annual Returns
	Ticker			Since	Inception
	Symbol	1 year	5 years	Inception	Date
One Choice Portfolio:
Very Conservative —
Investor Class	AONIX	7.73%	4.00%	4.36%	9/30/04
One Choice Portfolio:
Conservative — Investor Class	AOCIX	9.99%	3.61%	4.46%	9/30/04
One Choice Portfolio:
Moderate — Investor Class	AOMIX	11.90%	3.29%	4.78%	9/30/04
One Choice Portfolio:
Aggressive — Investor Class	AOGIX	13.33%	2.89%	4.74%	9/30/04
One Choice Portfolio: Very
Aggressive — Investor Class	AOVIX	13.39%	1.77%	4.11%	9/30/04
Russell 3000 Index	—	14.82%	0.05%	2.42%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	5.96%	5.54%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	6.17%	5.75%	—
(1) In January of 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays
Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century
Investments’ fixed-income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

One Choice Portfolios

*From 9/30/04, the Investor Class’s inception date. Not annualized.

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

5

One Choice Portfolios

*From 9/30/04, the Investor Class’s inception date. Not annualized.

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

6

One Choice Portfolios

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.69%
One Choice Portfolio: Conservative — Investor Class	0.78%
One Choice Portfolio: Moderate — Investor Class	0.87%
One Choice Portfolio: Aggressive — Investor Class	0.96%
One Choice Portfolio: Very Aggressive — Investor Class	1.03%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

7

Portfolio Commentary

One Choice Portfolios

Portfolio Managers: Enrique Chang, Scott Wittman, Rich Weiss, and Irina Torelli

In May 2010, Richard Weiss joined the portfolio management team for the One Choice Portfolios. Mr. Weiss is a veteran investment professional with 26 years of experience, most recently as chief investment officer for City National Bank in California.

Performance Summary

Each of the five One Choice Portfolios advanced for the fiscal year ended July 31, 2010, with returns ranging from 7.73% for One Choice Portfolio: Very Conservative to 13.39% for One Choice Portfolio: Very Aggressive (see pages 4–7 for more detailed performance information). The gains for the 12-month period reflected positive performance across all asset classes represented in the Portfolios.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

U.S. stocks posted double-digit gains for the 12 months ended July 31, 2010, thanks largely to improving economic conditions and unexpectedly strong corporate earnings. As the period began, the U.S. economy was showing signs of recovery following a sharp downturn in late 2008 and early 2009. Led by improving results in manufacturing activity, housing, and consumer spending, the economy posted positive growth in the third and fourth quar ters of 2009 after four consecutive quarters of declining output. By the first quarter of 2010, jobs data turned positive, providing further evidence of a burgeoning economic recovery.

In addition, corporate profits consistently exceeded expectations as many companies implemented stringent cost-management programs that helped boost profit margins. Rising demand for delayed big-ticket purchases, such as cars and appliances, also contributed to stronger earnings. As a result, stocks rose steadily for the first nine months of the period, with the major equity indices advancing by about 25%.

Market conditions changed abruptly in the last three months of the period as persistent worries about sovereign debt problems in Europe and questions about the sustainability of the domestic economic recovery (validated to some degree by weaker economic data) weighed on investor confidence. With these headwinds, the equity market peaked in late April and then reversed direction in May and June, falling sharply before bouncing back somewhat in July.

Although stocks gave back some of their gains toward the end of the period, the broad market indices returned approximately 15% overall for the 12 months. Mid- and small-cap stocks posted the best returns (see the table on the next page), outpacing large-cap shares, while value stocks outperformed growth-oriented issues across all market capitalizations.

8

One Choice Portfolios

International equity markets also advanced during the 12-month period, but they lagged the domestic market. Although foreign stocks were buoyed by better economic growth worldwide, they suffered more substantial declines in the latter half of the period in response to the sovereign debt crisis in Europe. Emerging markets were the top performers, gaining 20% as a group as these countries were less impacted by the debt turmoil. Among developed markets, countries along the Pacific Rim produced the best returns, with the significant exception of Japan, which ended the period little changed. European markets generally performed in line with the index as strong results in Scandinavian markets offset declines in countries facing the most significant fiscal challenges.

Bond Market Review

U.S. bonds generated solid gains for the 12-month period. The improving economic environment and robust corporate profit growth provided a lift to corporate bonds, which were among the best performers in the fixed-income market. In particular, corporate high-yield securities returned more than 20% for the period.

Commercial mortgage-backed securities also produced very strong returns as credit conditions in the commercial property sector improved markedly. In contrast, residential mortgage-backed securities lagged as delinquencies and foreclosures continued to increase and the Federal Reserve ended its program of buying mortgage securities to support the housing market.

Treasury bonds were the weakest overall performers as better economic conditions and increased issuance to fund a growing national deficit weighed on this segment of the bond market. However, Treasury securities outperformed during the last few months of the period amid a flight to quality as investors grew increasingly concerned about European debt issues and a slowdown in the pace of economic recovery.

Market Index Total Returns
For the 12 months ended July 31, 2010
U.S. Stocks
Russell 1000 Index (Large-Cap)	14.51%
Russell Midcap Index	23.21%
Russell 2000 Index (Small-Cap)	18.43%
International Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	6.26%
MSCI EM (Emerging Markets) Index	19.92%
U.S. Fixed Income
Barclays Capital U.S. Aggregate Bond Index	8.91%
Barclays Capital U.S. Corporate High-Yield Bond Index	23.74%
International Bonds
Citigroup Non-US World Government Bond Index	4.20%

9

One Choice Portfolios

International fixed-income markets posted modest gains for the 12 months, trailing domestic bond returns. Global interest rates were relatively stable for much of the period, but foreign bond markets rallied over the last few months amid the flight to quality brought on by the European debt crisis. However, the debt upheaval in Europe led to a steep decline in the euro, including a sharp drop versus the U.S. dollar, erasing the gains in European bonds for U.S. investors. In contrast, safe-haven currencies such as the Japanese yen rallied against the U.S. dollar during the period.

Portfolio Performance

Each One Choice Portfolio is a “fund of funds” that invests in other Amer-ican Century Investments mutual funds to achieve its investment objective and target asset allocation. (See below for the specific underlying fund allocations for each One Choice Portfolio.)

Within the Portfolios, every equity fund delivered double-digit gains for the 12-month period. By far, the best performer was the Real Estate Fund, which gained more than 50% as economic and credit conditions improved,

Underlying Fund Allocations as a % of net assets as of July 31, 2010(1)
	Very				Very
	Conservative	Conservative	Moderate	Aggressive	Aggressive
Equity
Equity Growth Fund	4.6%	8.6%	15.5%	14.0%	17.2%
Growth Fund	3.1%	5.4%	8.6%	15.0%	18.2%
Large Company Value Fund	7.6%	10.7%	9.2%	8.1%	10.0%
Real Estate Fund	2.1%	2.1%	2.1%	2.1%	2.0%
Small Company Fund	1.0%	1.5%	2.0%	2.3%	2.5%
Value Fund	4.8%	6.6%	5.1%	4.2%	5.5%
VistaSM Fund	1.6%	4.1%	7.2%	13.7%	16.6%
Emerging Markets Fund	—	—	4.2%	6.7%	7.6%
International Growth Fund	—	6.2%	10.1%	12.6%	15.6%
Total Equity	24.8%	45.2%	64.0%	78.7%	95.2%
Fixed Income
Diversified Bond Fund	32.9%	30.7%	20.4%	12.6%	3.9%
High-Yield Fund	—	—	2.0%	3.9%	—
Inflation-Adjusted Bond Fund	9.8%	8.6%	5.8%	3.8%	—
International Bond Fund	10.1%	8.1%	3.0%	—	—
Total Fixed Income	52.8%	47.4%	31.2%	20.3%	3.9%
Prime Money Market Fund	22.4%	7.4%	4.8%	1.0%	0.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)	Underlying fund investments represent Investor Class.
(2)	Category is less than 0.05% of total net assets.

10

One Choice Portfolios

allowing real estate investment trusts to strengthen their balance sheets and sustain occupancy levels. The Small Company and Emerging Markets funds were also among the better performers, with each returning about 20% for the 12 months. The laggards included the International Growth Fund, which reflected the underperformance of foreign equity markets, and the Large Company Value Fund, both of which returned just over 10%.

The leading performer among the Portfolios’ fixed-income components was the High-Yield Fund, which returned 19% for the reporting period as demand for high-yield corporate bonds increased markedly in an improving economic environment. The Inflation-Adjusted Bond and Diversified Bond (the Portfolios’ largest fixed-income holding) funds posted returns in line with the broad bond indices, while the International Bond Fund posted a more modest gain for the 12-month period.

Portfolio Strategy

Each Portfolio has a “neutral” asset mix (the target allocations for stocks, bonds, and cash) that remains fixed over time. Our management approach involves making modest tactical adjustments to each Portfolio’s actual asset mix to add value and improve the Portfolios’ ability to meet their investment objectives.

We made no changes to the Portfolios’ broad tactical allocation during the 12-month period. The Portfolios remained defensively positioned, with a slight overweight position in bonds and a matching underweight position in stocks, based on our expectations of an uneven economic and financial recovery. The strength of the economic rebound in 2009 helped stocks outperform bonds overall for the 12 months, but bumps in the road late in the period enabled bonds to outperform stocks during the last six months.

In the Portfolios’ equity holdings, we continued to emphasize growth over value, with an overweight position in the Growth Fund and underweight positions in the Value and Large Company Value funds. This positioning added value as the Growth Fund outperformed the two value funds for the 12 months, contrary to the outperformance of value stocks in the broad equity market. Stock selection contributed favorably to results in the International Growth Fund, particularly over the last six months, and the Small Company Fund. In contrast, security selection in the Vista Fund, the Portfolios’ mid-cap growth component, and the two value funds detracted from performance.

The Diversified Bond Fund, the largest fixed-income component in each Portfolio, performed in line with the broad bond market indices. Sector allocation, most notably an overweight position in corporate bonds and an underweight position in Treasury bonds, contributed positively to performance during the 12-month period. However, Diversified Bond’s exposure to euro-denominated securities and positioning for a flatter yield curve weighed on results. The High-Yield Fund generated the best absolute return in the fixed-income portion, but it underperformed its benchmark index.

11

One Choice Portfolios

Outlook

We appear to be facing what some have called a “square root” economic recovery—after a sharp decline in late 2008 and early 2009, the economy enjoyed a robust but brief period of growth, and now we are experiencing a plateau of modest but steady economic activity. The current level of growth is sufficient to keep the economy from sliding back into recession, but not enough to reverse or undo much of the damage caused by the previous downturn.

Additionally, a substantial debt overhang further clouds the global economic outlook. Europe remains mired in a crisis of confidence as soaring budget deficits in several countries weigh on their sovereign debt. In the U.S., many state governments are struggling to balance their budgets amid declining tax revenues, while consumer debt levels remain near record highs. The inevitable continuation of deleveraging is likely to constrain growth going forward.

Consequently, we remain cautious in our tactical allocation. In the near term, we intend to maintain our current positioning, with an underweight in stocks and a corresponding overweight in bonds. However, this positioning is subject to change as market conditions warrant. Regardless, we continue to believe that broad-based diversification among asset classes and within asset classes is essential to long-term investing success.

12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying Amer-ican Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical

13

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/10 -	Expense	2/1/10 -	Expense
	2/1/10	7/31/10	7/31/10	Ratio(1)	7/31/10	Ratio(2)
One Choice Portfolio: Very Conservative
Actual	$1,000	$1,031.80	$0.05	0.01%	$3.32	0.66%
Hypothetical	$1,000	$1,024.74	$0.05	0.01%	$3.31	0.66%
One Choice Portfolio: Conservative
Actual	$1,000	$1,039.70	$0.05	0.01%	$3.84	0.76%
Hypothetical	$1,000	$1,024.74	$0.05	0.01%	$3.81	0.76%
One Choice Portfolio: Moderate
Actual	$1,000	$1,046.30	$0.05	0.01%	$4.36	0.86%
Hypothetical	$1,000	$1,024.74	$0.05	0.01%	$4.31	0.86%
One Choice Portfolio: Aggressive
Actual	$1,000	$1,052.90	$0.05	0.01%	$4.89	0.96%
Hypothetical	$1,000	$1,024.74	$0.05	0.01%	$4.81	0.96%
One Choice Portfolio: Very Aggressive
Actual	$1,000	$1,050.90	$0.05	0.01%	$5.24	1.03%
Hypothetical	$1,000	$1,024.74	$0.05	0.01%	$5.16	1.03%
(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the fund’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

14

Schedule of Investments

One Choice Portfolios

JULY 31, 2010
	Shares	Value		Shares	Value
One Choice Portfolio: Very Conservative			One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 42.7%			DOMESTIC FIXED INCOME FUNDS — 39.3%
Diversified Bond Fund			Diversified Bond Fund
Investor Class	4,746,113	$ 52,112,325	Investor Class	9,115,626	$ 100,089,575
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Investor Class	1,313,381	15,484,765	Fund Investor Class	2,393,982	28,225,050
		67,597,090			128,314,625
DOMESTIC EQUITY FUNDS — 24.8%			DOMESTIC EQUITY FUNDS — 39.0%
Equity Growth Fund			Equity Growth Fund
Investor Class	397,465	7,277,580	Investor Class	1,538,577	28,171,353
Growth Fund Investor Class	221,318	4,853,509	Growth Fund Investor Class	797,286	17,484,472
Large Company Value Fund			Large Company Value Fund
Investor Class	2,461,080	12,108,514	Investor Class	7,107,213	34,967,490
Real Estate Fund			Real Estate Fund
Investor Class	205,468	3,398,439	Investor Class	413,404	6,837,699
Small Company Fund			Small Company Fund
Investor Class	247,235	1,619,390	Investor Class	760,916	4,983,999
Value Fund Investor Class	1,499,276	7,646,308	Value Fund Investor Class	4,209,813	21,470,044
Vista Fund Investor Class(2)	180,992	2,450,635	Vista Fund Investor Class(2)	993,547	13,452,627
		39,354,375			127,367,684
MONEY MARKET FUNDS — 22.4%			INTERNATIONAL FIXED INCOME FUNDS — 8.1%
Prime Money Market Fund			International Bond Fund
Investor Class	35,502,884	35,502,884	Investor Class	1,852,002	26,428,067
INTERNATIONAL FIXED INCOME FUNDS — 10.1%			MONEY MARKET FUNDS — 7.4%
International Bond Fund			Prime Money Market Fund
Investor Class	1,126,343	16,072,908	Investor Class	24,171,296	24,171,296
TOTAL INVESTMENT			INTERNATIONAL EQUITY FUNDS — 6.2%
SECURITIES — 100.0%			International Growth Fund
(Cost $147,114,874)		158,527,257	Investor Class	2,098,871	20,275,093
OTHER ASSETS AND LIABILITIES(3)		(4,474)	TOTAL INVESTMENT
TOTAL NET ASSETS — 100.0%		$158,522,783	SECURITIES — 100.0%
			(Cost $314,079,688)		326,556,765
Notes to Schedule of Investments			OTHER ASSETS AND LIABILITIES(3)		(8,553)
(1)	Investments are funds within the American Century Investments		TOTAL NET ASSETS — 100.0%		$326,548,212
family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			Notes to Schedule of Investments
(2) Non-income producing			(1)	Investments are funds within the American Century Investments
(3)	Category is less than 0.05% of total net assets.		family of funds, of which certain funds may be deemed to be under
			common control because of the same board of directors.
			(2) Non-income producing.
			(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

15

One Choice Portfolios

	Shares	Value		Shares	Value
One Choice Portfolio: Moderate			One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 49.7%			DOMESTIC EQUITY FUNDS — 59.4%
Equity Growth Fund			Equity Growth Fund
Investor Class	5,383,922	$ 98,579,618	Investor Class	3,228,542	$ 59,114,606
Growth Fund Investor Class	2,484,326	54,481,275	Growth Fund Investor Class	2,880,752	63,174,894
Large Company Value Fund			Large Company Value Fund
Investor Class	11,806,209	58,086,548	Investor Class	6,914,154	34,017,635
Real Estate Fund			Real Estate Fund
Investor Class	801,373	13,254,706	Investor Class	523,311	8,655,563
Small Company Fund			Small Company Fund
Investor Class	1,979,244	12,964,048	Investor Class	1,454,226	9,525,178
Value Fund Investor Class	6,314,585	32,204,384	Value Fund Investor Class	3,505,285	17,876,953
Vista Fund Investor Class(2)	3,364,248	45,551,917	Vista Fund Investor Class(2)	4,264,812	57,745,553
		315,122,496			250,110,382
DOMESTIC FIXED INCOME FUNDS — 28.2%			DOMESTIC FIXED INCOME FUNDS — 20.3%
Diversified Bond Fund			Diversified Bond Fund
Investor Class	11,809,683	129,670,314	Investor Class	4,844,778	53,195,663
High-Yield Fund			High-Yield Fund
Investor Class	2,116,445	12,614,012	Investor Class	2,763,803	16,472,268
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Investor Class	3,093,751	36,475,320	Fund Investor Class	1,346,656	15,877,079
		178,759,646			85,545,010
INTERNATIONAL EQUITY FUNDS — 14.3%			INTERNATIONAL EQUITY FUNDS — 19.3%
Emerging Markets Fund			Emerging Markets Fund
Investor Class(2)	3,514,509	26,499,397	Investor Class(2)	3,724,268	28,080,980
International Growth Fund			International Growth Fund
Investor Class	6,659,564	64,331,388	Investor Class	5,517,161	53,295,774
		90,830,785			81,376,754
MONEY MARKET FUNDS — 4.8%			MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund			Prime Money Market Fund
Investor Class	30,436,868	30,436,868	Investor Class	3,975,011	3,975,011
INTERNATIONAL FIXED INCOME FUNDS — 3.0%			TOTAL INVESTMENT
International Bond Fund			SECURITIES — 100.0%
Investor Class	1,345,295	19,197,354	(Cost $429,370,335)		421,007,157
TOTAL INVESTMENT			OTHER ASSETS AND LIABILITIES(3)		41,871
SECURITIES — 100.0%			TOTAL NET ASSETS — 100.0%		$421,049,028
(Cost $632,338,504)		634,347,149
OTHER ASSETS AND LIABILITIES(3)		(13,851)	Notes to Schedule of Investments
TOTAL NET ASSETS — 100.0%		$634,333,298	(1)	Investments are funds within the American Century Investments
			family of funds, of which certain funds may be deemed to be under
Notes to Schedule of Investments			common control because of the same board of directors.
(1)	Investments are funds within the American Century Investments		(2) Non-income producing.
family of funds, of which certain funds may be deemed to be under			(3)	Category is less than 0.05% of total net assets.
common control because of the same board of directors.
(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

16

One Choice Portfolios

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 72.0%
Equity Growth Fund
Investor Class	1,539,503	$ 28,188,304
Growth Fund Investor Class	1,359,294	29,809,327
Large Company Value Fund
Investor Class	3,337,311	16,419,570
Real Estate Fund
Investor Class	202,106	3,342,833
Small Company Fund
Investor Class	624,321	4,089,304
Value Fund Investor Class	1,751,620	8,933,262
Vista Fund Investor Class(2)	2,003,218	27,123,565
		117,906,165
INTERNATIONAL EQUITY FUNDS — 23.2%
Emerging Markets Fund
Investor Class(2)	1,653,803	12,469,674
International Growth Fund
Investor Class	2,643,319	25,534,467
		38,004,141
DOMESTIC FIXED INCOME FUNDS — 3.9%
Diversified Bond Fund
Investor Class	577,457	6,340,482
MONEY MARKET FUNDS — 0.9%
Prime Money Market Fund
Investor Class	1,535,120	1,535,120
TOTAL INVESTMENT
SECURITIES — 100.0%
(Cost $170,428,561)		163,785,908
OTHER ASSETS AND LIABILITIES(3)		(540)
TOTAL NET ASSETS — 100.0%		$163,785,368

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

JULY 31, 2010
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of
$147,114,874, $314,079,688 and $632,338,504, respectively)	$158,527,257	$326,556,765	$634,347,149
Receivable for investments sold	6,253	—	177,622
Receivable for capital shares sold	66,726	526,809	242,352
Distributions receivable from affiliates	140,121	269,255	431,039
	158,740,357	327,352,829	635,198,162

Liabilities
Payable for investments purchased	149,039	685,750	458,326
Payable for capital shares redeemed	68,535	118,867	406,538
	217,574	804,617	864,864

Net Assets	$158,522,783	$326,548,212	$634,333,298

Investor Class Capital Shares, $0.01 Par Value
Outstanding	15,232,289	31,331,960	59,867,664

Net Asset Value Per Share	$10.41	$10.42	$10.60

Net Assets Consist of:
Capital (par value and paid-in surplus)	$155,980,149	$340,043,753	$698,059,615
Undistributed net investment income	181,609	352,606	564,529
Accumulated net realized loss on investment transactions	(9,051,358)	(26,325,224)	(66,299,491)
Net unrealized appreciation on investments	11,412,383	12,477,077	2,008,645
	$158,522,783	$326,548,212	$634,333,298

See Notes to Financial Statements.

18

JULY 31, 2010
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $429,370,335
and $170,428,561, respectively)	$421,007,157	$163,785,908
Receivable for capital shares sold	210,361	119,895
Distributions receivable from affiliates	245,779	17,134
	421,463,297	163,922,937

Liabilities
Payable for investments purchased	292,472	51,284
Payable for capital shares redeemed	121,797	86,285
	414,269	137,569

Net Assets	$421,049,028	$163,785,368

Investor Class Capital Shares, $0.01 Par Value
Outstanding	39,176,704	15,567,567

Net Asset Value Per Share	$10.75	$10.52

Net Assets Consist of:
Capital (par value and paid-in surplus)	$467,867,549	$192,794,648
Undistributed net investment income	3,263,126	672,022
Accumulated net realized loss on investment transactions	(41,718,469)	(23,038,649)
Net unrealized depreciation on investments	(8,363,178)	(6,642,653)
	$421,049,028	$163,785,368

See Notes to Financial Statements.

19

Statement of Operations

YEAR ENDED JULY 31, 2010
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 3,179,794	$ 6,797,802	$ 11,609,755

Expenses:
Directors’ fees and expenses	4,958	10,433	21,550
Proxy expenses	2,643	3,900	9,647
	7,601	14,333	31,197

Net investment income (loss)	3,172,193	6,783,469	11,578,558

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sale of investments
in underlying funds	(1,495,706)	(3,919,556)	(10,719,101)
Change in net unrealized appreciation (depreciation)
on investments in underlying funds	8,316,698	23,808,868	64,046,336

Net realized and unrealized gain (loss) on affiliates	6,820,992	19,889,312	53,327,235

Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 9,993,185	$26,672,781	$ 64,905,793

See Notes to Financial Statements.

20

YEAR ENDED JULY 31, 2010
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 6,416,363	$ 1,522,538

Expenses:
Directors’ fees and expenses	14,131	5,668
Proxy expenses	8,297	4,398
	22,428	10,066

Net investment income (loss)	6,393,935	1,512,472

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sale of investments in underlying funds	(6,487,369)	(4,511,680)
Change in net unrealized appreciation (depreciation)
on investments in underlying funds	47,350,069	22,323,100

Net realized and unrealized gain (loss) on affiliates	40,862,700	17,811,420

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,256,635	$19,323,892

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 3,172,193	$ 2,962,020	$ 6,783,469	$ 7,473,349
Net realized gain (loss)	(1,495,706)	(6,864,019)	(3,919,556)	(20,479,852)
Change in net unrealized
appreciation (depreciation)	8,316,698	4,009,013	23,808,868	(6,276,066)
Net increase (decrease) in net assets
resulting from operations	9,993,185	107,014	26,672,781	(19,282,569)

Distributions to Shareholders
From net investment income	(3,129,127)	(3,036,159)	(6,708,261)	(7,787,898)
From net realized gains	—	(540,084)	—	(5,048,736)
Decrease in net assets from distributions	(3,129,127)	(3,576,243)	(6,708,261)	(12,836,634)

Capital Share Transactions
Proceeds from shares sold	88,978,919	83,855,930	104,862,236	71,600,317
Proceeds from reinvestment of distributions	3,057,009	3,477,111	6,538,786	12,604,341
Payments for shares redeemed	(55,076,160)	(53,766,219)	(57,221,194)	(82,757,201)
Net increase (decrease) in net assets
from capital share transactions	36,959,768	33,566,822	54,179,828	1,447,457

Net increase (decrease) in net assets	43,823,826	30,097,593	74,144,348	(30,671,746)

Net Assets
Beginning of period	114,698,957	84,601,364	252,403,864	283,075,610
End of period	$158,522,783	$114,698,957	$326,548,212	$252,403,864

Undistributed net investment income	$181,609	$138,543	$352,606	$277,398

Transactions in Shares of the Funds
Sold	8,692,009	8,786,463	10,227,161	7,629,234
Issued in reinvestment of distributions	298,533	363,375	636,590	1,364,932
Redeemed	(5,371,858)	(5,700,965)	(5,586,664)	(8,928,048)
Net increase (decrease) in shares
of the funds	3,618,684	3,448,873	5,277,087	66,118

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	Moderate		Aggressive
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 11,578,558	$ 13,376,941	$ 6,393,935	$ 6,818,656
Net realized gain (loss)	(10,719,101)	(51,077,345)	(6,487,369)	(31,944,153)
Change in net unrealized
appreciation (depreciation)	64,046,336	(45,261,904)	47,350,069	(50,610,667)
Net increase (decrease) in net assets
resulting from operations	64,905,793	(82,962,308)	47,256,635	(75,736,164)

Distributions to Shareholders
From net investment income	(11,497,528)	(13,912,448)	(5,719,359)	(7,877,338)
From net realized gains	—	(19,257,364)	—	(15,603,260)
Decrease in net assets from distributions	(11,497,528)	(33,169,812)	(5,719,359)	(23,480,598)

Capital Share Transactions
Proceeds from shares sold	133,900,548	106,420,172	92,780,874	74,594,664
Proceeds from reinvestment of distributions	11,225,795	32,565,961	5,656,721	23,214,995
Payments for shares redeemed	(106,383,671)	(132,504,961)	(70,014,689)	(73,590,633)
Net increase (decrease) in net assets
from capital share transactions	38,742,672	6,481,172	28,422,906	24,219,026

Net increase (decrease) in net assets	92,150,937	(109,650,948)	69,960,182	(74,997,736)

Net Assets
Beginning of period	542,182,361	651,833,309	351,088,846	426,086,582
End of period	$634,333,298	$542,182,361	$421,049,028	$351,088,846

Undistributed net investment income	$564,529	$483,499	$3,263,126	$2,588,550

Transactions in Shares of the Funds
Sold	12,832,318	11,410,931	8,797,931	8,103,219
Issued in reinvestment of distributions	1,069,575	3,652,095	531,147	2,770,280
Redeemed	(10,217,434)	(14,468,114)	(6,657,724)	(8,142,991)
Net increase (decrease) in shares
of the funds	3,684,459	594,912	2,671,354	2,730,508

See Notes to Financial Statements.

23

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	Very Aggressive
Increase (Decrease) in Net Assets	2010	2009
Operations
Net investment income (loss)	$ 1,512,472	$ 1,946,502
Net realized gain (loss)	(4,511,680)	(16,311,084)
Change in net unrealized appreciation (depreciation)	22,323,100	(25,530,622)
Net increase (decrease) in net assets resulting from operations	19,323,892	(39,895,204)

Distributions to Shareholders
From net investment income	(1,466,730)	(1,902,034)
From net realized gains	—	(7,869,388)
Decrease in net assets from distributions	(1,466,730)	(9,771,422)

Capital Share Transactions
Proceeds from shares sold	31,332,625	38,191,366
Proceeds from reinvestment of distributions	1,429,864	9,521,101
Payments for shares redeemed	(32,929,993)	(33,408,768)
Net increase (decrease) in net assets
from capital share transactions	(167,504)	14,303,699

Net increase (decrease) in net assets	17,689,658	(35,362,927)

Net Assets
Beginning of period	146,095,710	181,458,637
End of period	$163,785,368	$146,095,710

Undistributed net investment income	$672,022	$626,280

Transactions in Shares of the Fund
Sold	3,012,791	4,345,372
Issued in reinvestment of distributions	135,404	1,172,550
Redeemed	(3,181,993)	(3,754,950)
Net increase (decrease) in shares of the fund	(33,798)	1,762,972

See Notes to Financial Statements.

24

Notes to Financial Statements

JULY 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The following is a summary of the funds’ significant accounting policies.

Security Valuations — Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

25

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor (non-voting shares) in ACC.

3. Investment Transactions

Investment transactions for the year ended July 31, 2010, were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$58,570,579	$75,386,416	$91,125,696	$61,523,279	$14,744,207
Sales	$21,570,272	$21,137,089	$52,315,234	$32,482,445	$14,866,426

26

4. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2010 follows:

	July 31, 2009					July 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Very Conservative
Diversified Bond Fund
Investor Class	3,562,353	$20,010,486	$ 7,413,013	$ 3,299	$1,781,196	4,746,113	$ 52,112,325
Inflation-Adjusted Bond
Fund Investor Class	1,018,564	4,980,492	1,606,302	2,812	414,631	1,313,381	15,484,765
Equity Growth Fund
Investor Class	329,231	2,580,926	1,758,993	(360,330)	69,126	397,465	7,277,580
Growth Fund
Investor Class	187,385	1,639,516	978,386	(24,753)	11,575	221,318	4,853,509
Large Company Value
Fund Investor Class	1,967,444	4,687,970	3,016,239	(678,703)	181,947	2,461,080	12,108,514
Real Estate Fund
Investor Class	213,289	1,178,411	1,208,777	112,285	42,865	205,468	3,398,439
Small Company Fund
Investor Class	224,824	473,139	428,184	(79,326)	4,033	247,235	1,619,390
Value Fund
Investor Class	1,233,424	2,629,664	1,616,502	(284,286)	120,880	1,499,276	7,646,308
Vista Fund
Investor Class(2)	145,440	852,872	554,182	(142,816)	—	180,992	2,450,635
Prime Money Market
Fund Investor Class	25,423,737	13,581,760	3,502,613	—	7,592	35,502,884	35,502,884
International Bond Fund
Investor Class	779,169	5,955,343	982,787	(43,888)	545,949	1,126,343	16,072,908
		$58,570,579	$23,065,978	$(1,495,706)	$3,179,794		$158,527,257
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

27

	July 31, 2009					July 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Conservative
Diversified Bond Fund
Investor Class	7,262,746	$28,373,839	$ 8,645,535	$ 95,169	$3,515,890	9,115,626	$100,089,575
Inflation-Adjusted Bond
Fund Investor Class	1,989,202	6,240,869	1,608,795	8,256	783,414	2,393,982	28,225,050
Equity Growth Fund
Investor Class	1,349,108	5,058,429	2,522,289	(795,964)	271,710	1,538,577	28,171,353
Growth Fund
Investor Class	711,829	2,689,477	1,012,031	(93,721)	41,335	797,286	17,484,472
Large Company Value
Fund Investor Class	5,971,111	7,122,470	2,573,625	(924,847)	532,553	7,107,213	34,967,490
Real Estate Fund
Investor Class	461,178	519,300	1,860,134	(644,603)	91,300	413,404	6,837,699
Small Company Fund
Investor Class	731,733	557,759	668,135	(281,348)	12,902	760,916	4,983,999
Value Fund
Investor Class	3,659,900	3,615,553	1,410,927	(515,269)	343,218	4,209,813	21,470,044
Vista Fund
Investor Class(2)	840,146	2,504,049	819,002	(239,273)	—	993,547	13,452,627
International Bond Fund
Investor Class	1,352,745	7,835,832	678,140	(53,516)	917,306	1,852,002	26,428,067
Prime Money Market
Fund Investor Class	18,792,481	6,367,165	988,350	—	5,468	24,171,296	24,171,296
International Growth
Fund Investor Class	1,803,403	4,501,674	2,269,682	(474,440)	282,706	2,098,871	20,275,093
		$75,386,416	$25,056,645	$(3,919,556)	$6,797,802		$326,556,765
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

28

	July 31, 2009					July 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Moderate
Equity Growth Fund
Investor Class	5,212,157	$ 8,604,097	$ 8,461,139	$ (2,733,405)	$ 1,029,407	5,383,922	$ 98,579,618
Growth Fund
Investor Class	2,441,838	3,973,808	3,426,166	(264,866)	139,687	2,484,326	54,481,275
Large Company Value
Fund Investor Class	10,842,635	6,604,507	3,207,779	(1,184,462)	938,783	11,806,209	58,086,548
Real Estate Fund
Investor Class	976,153	558,531	5,105,977	(1,951,552)	192,656	801,373	13,254,706
Small Company Fund
Investor Class	2,066,948	537,113	1,871,338	(810,488)	36,686	1,979,244	12,964,048
Value Fund
Investor Class	5,964,772	2,514,679	1,294,353	(494,440)	549,592	6,314,585	32,204,384
Vista Fund
Investor Class(2)	3,113,198	4,831,134	2,496,312	(761,271)	—	3,364,248	45,551,917
Diversified Bond Fund
Investor Class	10,433,340	33,090,619	18,465,398	260,673	4,905,287	11,809,683	129,670,314
High-Yield Fund
Investor Class	1,999,943	1,346,581	781,444	(84,212)	1,029,982	2,116,445	12,614,012
Inflation-Adjusted Bond
Fund Investor Class	2,811,911	6,966,067	3,758,998	46,001	1,077,856	3,093,751	36,475,320
Emerging Markets Fund
Investor Class(2)	3,599,521	1,973,990	3,351,818	(755,649)	—	3,514,509	26,499,397
International Growth
Fund Investor Class	6,367,747	9,094,484	8,410,854	(1,966,138)	976,101	6,659,564	64,331,388
Prime Money Market
Fund Investor Class	25,707,084	6,859,142	2,129,358	—	7,365	30,436,868	30,436,868
International Bond Fund
Investor Class	1,075,634	4,170,944	273,401	(19,292)	726,353	1,345,295	19,197,354
		$91,125,696	$63,034,335	$(10,719,101)	$11,609,755		$634,347,149
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

29

	July 31, 2009					July 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Aggressive
Equity Growth Fund
Investor Class	3,018,599	$ 5,496,374	$ 2,650,007	$ (896,268)	$ 609,812	3,228,542	$ 59,114,606
Growth Fund
Investor Class	2,762,658	5,307,037	3,112,538	(260,197)	158,501	2,880,752	63,174,894
Large Company Value
Fund Investor Class	6,180,538	4,053,327	764,324	(284,345)	549,359	6,914,154	34,017,635
Real Estate Fund
Investor Class	625,780	373,260	3,436,879	(1,560,693)	123,215	523,311	8,655,563
Small Company Fund
Investor Class	1,490,657	404,500	1,136,334	(485,541)	27,150	1,454,226	9,525,178
Value Fund
Investor Class	3,251,074	1,504,405	369,564	(142,468)	306,676	3,505,285	17,876,953
Vista Fund
Investor Class(2)	3,850,286	7,415,671	2,996,886	(750,802)	—	4,264,812	57,745,553
Diversified Bond Fund
Investor Class	4,143,713	18,220,033	10,755,473	140,040	2,002,030	4,844,778	53,195,663
High-Yield Fund
Investor Class	2,565,249	3,116,202	2,220,763	(229,288)	1,363,227	2,763,803	16,472,268
Inflation-Adjusted Bond
Fund Investor Class	1,202,474	4,360,438	2,723,585	37,664	478,316	1,346,656	15,877,079
Emerging Markets Fund
Investor Class(2)	3,750,038	2,072,772	2,922,037	(683,641)	—	3,724,268	28,080,980
International Growth
Fund Investor Class	5,104,283	8,085,825	5,445,125	(1,371,830)	797,116	5,517,161	53,295,774
Prime Money Market
Fund Investor Class	3,297,875	1,113,435	436,299	—	961	3,975,011	3,975,011
		$61,523,279	$38,969,814	$(6,487,369)	$6,416,363		$421,007,157
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

30

	July 31, 2009					July 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Very Aggressive
Equity Growth Fund
Investor Class	1,535,160	$ 1,693,497	$ 2,390,759	$ (774,488)	$ 302,590	1,539,503	$ 28,188,304
Growth Fund
Investor Class	1,386,953	1,902,988	2,695,990	(190,938)	78,476	1,359,294	29,809,327
Large Company Value
Fund Investor Class	3,189,968	1,181,441	718,006	(269,322)	277,393	3,337,311	16,419,570
Real Estate Fund
Investor Class	258,650	125,847	1,519,243	(555,907)	49,029	202,106	3,342,833
Small Company Fund
Investor Class	683,588	118,256	847,892	(344,806)	12,356	624,321	4,089,304
Value Fund
Investor Class	1,736,774	528,871	708,220	(265,098)	159,683	1,751,620	8,933,262
Vista Fund
Investor Class(2)	1,943,972	2,733,490	2,749,841	(698,006)	—	2,003,218	27,123,565
Emerging Markets Fund
Investor Class(2)	1,785,207	588,913	1,940,628	(417,182)	—	1,653,803	12,469,674
International Growth
Fund Investor Class	2,611,903	3,157,152	3,808,554	(1,018,809)	398,332	2,643,319	25,534,467
Diversified Bond Fund
Investor Class	527,307	2,287,430	1,747,027	22,876	244,290	577,457	6,340,482
Prime Money Market
Fund Investor Class	1,360,744	426,322	251,946	—	389	1,535,120	1,535,120
		$14,744,207	$19,378,106	$(4,511,680)	$1,522,538		$163,785,908
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

5. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

6. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

31

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of July 31, 2010, the valuation inputs used to determine the fair value of the funds’ securities were classified as Level 1. The Schedule of Investments provides additional details on the funds’ portfolio holdings.

7. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds’ investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2010 and July 31, 2009 were as follows:

	Very Conservative		Conservative
	2010	2009	2010	2009
Distributions Paid From
Ordinary income	$3,129,127	$3,128,083	$6,708,261	$7,790,109
Long-term capital gains	—	$448,160	—	$5,046,525

	Moderate		Aggressive
	2010	2009	2010	2009
Distributions Paid From
Ordinary income	$11,497,528	$13,916,492	$5,719,359	$7,878,906
Long-term capital gains	—	$19,253,320	—	$15,601,692

			Very Aggressive
			2010	2009
Distributions Paid From
Ordinary income			$1,466,730	$1,903,399
Long-term capital gains			—	$7,868,023

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

32

As of July 31, 2010, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Federal tax cost
of investments	$155,958,074	$336,513,561	$682,382,544	$461,616,956	$186,717,070
Gross tax appreciation
of investments	$2,569,183	$ 630,355	$ 9,316,826	$ 6,041,682	$ 1,330,114
Gross tax depreciation
of investments	—	(10,587,151)	(57,352,221)	(46,651,481)	(24,261,276)
Net tax appreciation
(depreciation)
of investments	$2,569,183	$(9,956,796)	$(48,035,395)	$(40,609,799)	$(22,931,162)
Undistributed
ordinary income	$181,609	$352,606	$564,529	$3,263,126	$672,022
Accumulated capital losses	$(106,397)	$(3,752,539)	$(14,754,776)	$(7,633,078)	$(5,183,336)
Capital loss deferrals	$(101,761)	$(138,812)	$(1,500,675)	$(1,838,770)	$(1,566,804)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2017	2018
Very Conservative	—	$(106,397)
Conservative	$(685,394)	$(3,067,145)
Moderate	$(3,239,053)	$(11,515,723)
Aggressive	$(2,141,306)	$(5,491,772)
Very Aggressive	$(2,321,712)	$(2,861,624)

The capital loss deferrals listed above represent net capital losses incurred in the nine-month period ended July 31, 2010. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC, the parent corporation of each fund’s advisor. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. The change of trustee was considered a change of control of ACC and therefore also a change of control of each fund’s advisor even though there has been no change to their management and none is anticipated. The change of control resulted in the assignment of each fund’s investment advisory agreement. Under the 1940 Act, an assignment automatically terminated such agreement, making the approval of a new agreement necessary.

33

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund was managed until new agreements were approved by fund shareholders. On March 29, 2010, the Board of Directors approved new investment advisory agreements. The interim agreements and the new agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and did not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. The new agreement for each fund was approved by shareholders at a Special Meeting of Shareholders on June 16, 2010. The new agreements went into effect on July 16, 2010.

10. Other Tax Information (Unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2010.

For corporate taxpayers, the funds hereby designate the following ordinary income distributions, or up to the maximum amount allowable, as qualified for the corporate dividends received deduction for the fiscal year ended July 31, 2010.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$387,542	$1,201,729	$2,694,180	$1,651,515	$830,504

34

Financial Highlights

One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.88	$10.36	$10.55	$10.23	$10.27
Income From Investment Operations
Net Investment Income (Loss)(1)	0.23	0.30	0.43	0.40	0.37
Net Realized and Unrealized Gain (Loss)	0.53	(0.40)	(0.12)	0.33	(0.04)
Total From Investment Operations	0.76	(0.10)	0.31	0.73	0.33
Distributions
From Net Investment Income	(0.23)	(0.32)	(0.46)	(0.39)	(0.36)
From Net Realized Gains	—	(0.06)	(0.04)	(0.02)	(0.01)
Total Distributions	(0.23)	(0.38)	(0.50)	(0.41)	(0.37)
Net Asset Value, End of Period	$10.41	$9.88	$10.36	$10.55	$10.23

Total Return(2)	7.73%	(0.87)%	2.91%	7.23%	3.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.25%	3.13%	4.06%	3.83%	3.67%
Portfolio Turnover Rate	15%	42%	17%	17%	34%
Net Assets, End of Period (in thousands)	$158,523	$114,699	$84,601	$40,983	$19,852
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4) Ratio was less than 0.005%.

See Notes to Financial Statements.

35

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.69	$10.89	$11.38	$10.66	$10.54
Income From Investment Operations
Net Investment Income (Loss)(1)	0.23	0.29	0.44	0.35	0.34
Net Realized and Unrealized Gain (Loss)	0.73	(0.98)	(0.40)	0.75	0.12
Total From Investment Operations	0.96	(0.69)	0.04	1.10	0.46
Distributions
From Net Investment Income	(0.23)	(0.31)	(0.45)	(0.35)	(0.33)
From Net Realized Gains	—	(0.20)	(0.08)	(0.03)	(0.01)
Total Distributions	(0.23)	(0.51)	(0.53)	(0.38)	(0.34)
Net Asset Value, End of Period	$10.42	$9.69	$10.89	$11.38	$10.66

Total Return(2)	9.99%	(6.05)%	0.18%	10.41%	4.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets(3)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.29%	3.13%	3.85%	3.14%	3.23%
Portfolio Turnover Rate	7%	40%	18%	7%	8%
Net Assets, End of Period (in thousands)	$326,548	$252,404	$283,076	$227,830	$110,384
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Ratio was less than 0.005%.

See Notes to Financial Statements.

36

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.65	$11.73	$12.58	$11.34	$10.97
Income From Investment Operations
Net Investment Income (Loss)(1)	0.20	0.24	0.43	0.35	0.34
Net Realized and Unrealized Gain (Loss)	0.94	(1.70)	(0.70)	1.29	0.38
Total From Investment Operations	1.14	(1.46)	(0.27)	1.64	0.72
Distributions
From Net Investment Income	(0.19)	(0.26)	(0.44)	(0.35)	(0.34)
From Net Realized Gains	—	(0.36)	(0.14)	(0.05)	(0.01)
Total Distributions	(0.19)	(0.62)	(0.58)	(0.40)	(0.35)
Net Asset Value, End of Period	$10.60	$9.65	$11.73	$12.58	$11.34

Total Return(2)	11.90%	(11.94)%	(2.37)%	14.56%	6.68%

Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.89%	2.63%	3.44%	2.85%	3.02%
Portfolio Turnover Rate	9%	32%	18%	7%	7%
Net Assets, End of Period (in thousands)	$634,333	$542,182	$651,833	$586,377	$253,610
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4) Ratio was less than 0.005%.

See Notes to Financial Statements.

37

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.62	$12.62	$13.69	$11.83	$11.26
Income From Investment Operations
Net Investment Income (Loss)(1)	0.17	0.20	0.41	0.32	0.31
Net Realized and Unrealized Gain (Loss)	1.11	(2.49)	(0.90)	1.87	0.56
Total From Investment Operations	1.28	(2.29)	(0.49)	2.19	0.87
Distributions
From Net Investment Income	(0.15)	(0.24)	(0.40)	(0.28)	(0.29)
From Net Realized Gains	—	(0.47)	(0.18)	(0.05)	(0.01)
Total Distributions	(0.15)	(0.71)	(0.58)	(0.33)	(0.30)
Net Asset Value, End of Period	$10.75	$9.62	$12.62	$13.69	$11.83

Total Return(2)	13.33%	(17.28)%	(3.97)%	18.78%	7.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.58%	2.12%	3.07%	2.46%	2.68%
Portfolio Turnover Rate	8%	27%	17%	7%	6%
Net Assets, End of Period (in thousands)	$421,049	$351,089	$426,087	$397,022	$191,350
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4) Ratio was less than 0.005%.

See Notes to Financial Statements.

38

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.36	$13.11	$14.58	$12.23	$11.48
Income From Investment Operations
Net Investment Income (Loss)(1)	0.10	0.13	0.36	0.25	0.25
Net Realized and Unrealized Gain (Loss)	1.15	(3.17)	(1.27)	2.40	0.78
Total From Investment Operations	1.25	(3.04)	(0.91)	2.65	1.03
Distributions
From Net Investment Income	(0.09)	(0.14)	(0.37)	(0.24)	(0.27)
From Net Realized Gains	—	(0.57)	(0.19)	(0.06)	(0.01)
Total Distributions	(0.09)	(0.71)	(0.56)	(0.30)	(0.28)
Net Asset Value, End of Period	$10.52	$9.36	$13.11	$14.58	$12.23

Total Return(2)	13.39%	(22.35)%	(6.63)%	21.87%	9.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.93%	1.48%	2.53%	1.85%	2.08%
Portfolio Turnover Rate	9%	23%	15%	8%	9%
Net Assets, End of Period (in thousands)	$163,785	$146,096	$181,459	$168,844	$77,262
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4) Ratio was less than 0.005%.

See Notes to Financial Statements.

39

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”), as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive of American Century Asset Allocation Portfolios, Inc. as of July 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 17, 2010

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Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Director to the Board of Directors of American Century Asset Allocation Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Asset Allocation Portfolios, Inc.):

John R. Whitten	For:	2,670,242,979
	Withhold:	39,748,764
	Abstain:	0
	Broker Non-Vote:	0

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas A. Brown, Andrea C. Hall, James A. Olson, Donald H. Pratt, and M. Jeannine Strandjord.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

Very Conservative	For:	96,832,486
	Against:	514,445
	Abstain:	2,154,680
	Broker Non-Vote:	7,041,784

Conservative	For:	246,722,261
	Against:	2,486,507
	Abstain:	5,382,472
	Broker Non-Vote:	9,352,867

Moderate	For:	490,592,263
	Against:	4,988,576
	Abstain:	9,776,867
	Broker Non-Vote:	17,901,806

Aggressive	For:	308,890,584
	Against:	3,146,412
	Abstain:	4,918,326
	Broker Non-Vote:	13,187,973

Very Aggressive	For:	117,779,321
	Against:	1,042,737
	Abstain:	2,442,694
	Broker Non-Vote:	9,286,652

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Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age may be extended or changed with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Independent Directors
Thomas A. Brown
Year of Birth: 1940
Position(s) with the Funds: Director
Length of Time Served: Since 1980
Principal Occupation(s) During the Past Five Years: Managing Member, Associated Investments,
LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Mechanical Engineering, University of
Kansas; formerly, Chief Executive Officer, Associated Bearings Company; formerly,
Area Vice President, Applied Industrial Technologies (bearings and power transmission company)

Andrea C. Hall
Year of Birth: 1945
Position(s) with the Funds: Director
Length of Time Served: Since 1997
Principal Occupation(s) During the Past Five Years: Retired as advisor to the President, Midwest
Research Institute (not-for-profit research organization) (June 2006)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Biology, Florida State University; PhD in
Biology, Georgetown University; formerly, Senior Vice President and Director of
Research Operations, Midwest Research Institute

42

James A. Olson
Year of Birth: 1942
Position(s) with the Funds: Director
Length of Time Served: Since 2007
Principal Occupation(s) During the Past Five Years: Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to
September 2006)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: Saia, Inc. and Entertainment
Properties Trust
Education/Other Professional Experience: BS in Business Administration and MBA, St. Louis
University; CPA; 21 years of experience as a partner in the accounting firm of Ernst
& Young LLP

Donald H. Pratt
Year of Birth: 1937
Position(s) with the Funds: Director, Chairman of the Board
Length of Time Served: Since 1995 (Chairman since 2005)
Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer,
Western Investments, Inc. (real estate company)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Industrial Engineering, Wichita State
University; MBA, Harvard Business School; serves on the Board of Governors of the Independent Directors Council and Investment Company Institute; formerly,
Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

M. Jeannine Strandjord
Year of Birth: 1945
Position(s) with the Funds: Director
Length of Time Served: Since 1994
Principal Occupation(s) During the Past Five Years: Retired, formerly, Senior Vice President,
Process Excellence, Sprint Corporation (telecommunications company) (January
2005-September 2005)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: DST Systems Inc., Euronet
Worldwide Inc., Charming Shoppes, Inc.
Education/Other Professional Experience: BS in Business Administration and Accounting,
University of Kansas; CPA; formerly, Senior Vice President of Financial Services and
Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation;
formerly, with the accounting firm of Ernst and Whinney

John R. Whitten
Year of Birth: 1946
Position(s) with the Funds: Director
Length of Time Served: Since 2008
Principal Occupation(s) During the Past Five Years: Project Consultant, Celanese Corp.
(industrial chemical company)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: Rudolph Technologies, Inc.
Professional Education/Experience: BS in Business Administration, Cleveland State
University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial
Technologies, Inc.; thirteen years of experience with accounting firm Deloitte &
Touche LLP

43

Interested Director
Jonathan S. Thomas
Year of Birth: 1963
Position(s) with the Funds: Director and President
Length of Time Served: Since 2007
Principal Occupation(s) During the Past Five Years: President and Chief Executive Officer,
ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to
February 2007); Executive Vice President, ACC (November 2005 to February 2007);
Global Chief Operating Officer and Managing Director, Morgan Stanley (investment management) (March 2000 to November 2005). Also serves as: Chief Executive
Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM
and other ACC subsidiaries
Number of Funds in Fund Complex Overseen by Director: 104
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BA in Economics, University of Massachusetts;
MBA, Boston College; formerly held senior leadership roles with Fidelity
Investments, Boston Financial Services and Bank of America; serves on the Board of
Governors of the Investment Company Institute

44

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name	Offices with
(Year of Birth)	the funds	Principal Occupation(s) During the Past Five Years
Jonathan S.	Director and	President and Chief Executive Officer, ACC (March 2007 to present); Chief
Thomas	President	Administrative Officer, ACC (February 2006 to February 2007); Executive Vice
(1963)	since 2007	President, ACC (November 2005 to February 2007); Global Chief Operating
Officer and Managing Director, Morgan Stanley (March 2000 to November
2005). Also serves as: Chief Executive Officer and Manager, ACS; Executive
Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Barry Fink	Executive	Chief Operating Officer and Executive Vice President, ACC (September 2007
(1955)	Vice President	to present); President, ACS (October 2007 to present); Managing Director,
	since 2007	Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries
Maryanne L.	Chief Compliance	Chief Compliance Officer, American Century funds, ACIM and ACS (August
Roepke	Officer since 2006	2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
(1956)	and Senior	and Treasurer and Chief Financial Officer, various American Century funds
	Vice President	(July 2000 to August 2006). Also serves as: Senior Vice President, ACS since 2000
Charles A.	General Counsel	Attorney, ACC (February 1994 to present); Vice President, ACC (November
Etherington	since 2007 and	2005 to present), General Counsel, ACC (March 2007 to present); Also
(1957)	Senior Vice	serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries;
	President	and Senior Vice President, ACIM and ACS
since 2006
Robert J. Leach	Vice President,	Vice President, ACS (February 2000 to present); and Controller, various
(1966)	Treasurer and	American Century funds (1997 to September 2006)
Chief Financial
Officer since 2006
David H. Reinmiller	Vice President	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC
(1963)	since 2000	(January 2001 to present); Chief Compliance Officer, American Century funds and ACIM (January 2001 to February 2005). Also serves as Vice
President, ACIM and ACS
Ward D. Stauffer	Secretary	Attorney, ACC (June 2003 – Present)
(1960)	since 2005

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

45

Board Approval of Management Agreements

American Century Investment Management, Inc. (“ACIM” or the “Advisor”) currently serves as investment advisor to the Funds under a management agreement (the “Current Management Agreement”) that took effect on July 16, 2010, following approval by the Funds’ Board of Directors (the “Board”) and shareholders. The Advisor previously served as investment advisor to the Funds pursuant to a management agreement (the “Prior Management Agreement”) and an interim management agreement (the “Interim Management Agreement”). The Interim Management Agreement terminated in accordance with its terms on July 16, 2010, upon the effectiveness of the Current Management Agreement. The Prior Management Agreement terminated on February 16, 2010, as a result of a change of control of the Advisor’s parent company, American Century Companies, Inc. (“ACC”). The change in control occurred as the result of a change in the trustee of a trust created by James E. Stowers, Jr., the founder of American Century Investments, which holds shares representing a significant interest in ACC stock. Mr. Stowers previously served as the trustee of the trust. On February 16, 2010, Richard W. Brown, Co-Chairman of ACC with Mr. Stowers, became the trustee in accordance with the terms of the trust and Mr. Stowers’ long-standing estate and succession plan.

On February 18, 2010, the Board approved the Interim Agreement in accordance with Rule 15a-4 under the Investment Company Act to ensure continued management of the Funds by the Advisor after the termination of the Prior Agreement and until shareholder approval of the Current Management Agreement as required under the Act. The Board approved the Current Agreement and recommended its approval to shareholders. Fund shareholders approved the Current Agreement at a meeting held on June 16, 2010.

The Interim Agreement and the Current Agreement are substantially identical to the Prior Agreement except for their effective dates and the termination provisions of the Interim Agreement. Under the Current Agreement, the Advisor will provide the same services as provided by the Advisor, be subject to the same duties, and receive the same compensation rate as under the Prior Agreement.

Basis for Board Approval of Interim Agreement

In considering the approval of the Interim Agreement, Rule 15a-4 requires the Board to approve the contract within ten business days of the termination of the prior agreement and to determine that the compensation to be received under the interim agreement is no greater than would have been received under the corresponding prior agreement. In connection with the approval, the Board noted that it oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided by the Advisor, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations.

In evaluating the Interim Agreement, the Board, assisted by the advice of its independent legal counsel, considered a number of factors in addition to those required by the rule with no one factor being determinative to its analysis. Among the factors considered by the Board were the

46

circumstances and effect of the change of control, the fact that the Advisor will provide the same services and receive the same compensation rate as under the Prior Agreement, and that the change of control did not result in a change of the personnel managing the Funds. Upon completion of its analysis, the Board approved the Interim Agreement, determining that the continued management of the Funds by the Advisor was in the best interests of the Funds and Fund shareholders.

Basis for Board Approval of Current Agreement

At a meeting held on March 29, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the Current Agreement. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and services provided to the Funds. The Board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided to the Funds, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services provided to the Funds;

• the wide range of programs and services provided to the Funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the Advisor;

• data comparing the cost of owning the Funds to the cost of owning similar funds;

• the fact that there will be no changes to the fees, services, or personnel who provide such services as compared to the Prior Agreement;

• data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the Funds to the Advisor and the overall profitability of the Advisor;

• data comparing services provided and charges to the Funds with those for other non-fund investment management clients of the Advisor; and

• consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Funds and potential sharing of economies of scale in connection with the management of the Funds.

47

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In particular, the Board recognized that shareholders may have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing services to the Funds.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Funds. The Board did not identify any single factor as being all-important or controlling, and each Board member may have attributed different levels of importance to different factors. In deciding to approve the Current Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services – Generally. Under the Current Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the Current Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

• constructing and designing the Funds

• portfolio research and security selection

• initial capitalization/funding

• securities trading

• Fund administration

• custody of Fund assets

• daily valuation of each Fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confir mations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

48

Investment Management Services. The investment management services provided to the Funds are complex and provide Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. As a part of its general oversight and in evaluating investment performance, the Board expects the Advisor to manage the Funds in accordance with their investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Funds, together with comparative information for appropriate benchmarks and/ or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the appropriate Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Current Agreement, the Advisor will also provide the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Funds as well as compensation to the five highest paid personnel of the Advisor. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Current Management Agreement, and the reasonableness of the current management fees. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

49

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Funds specifically, and the expenses incurred by the Advisor in providing various functions to the Funds. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as each Fund increases in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services.

Comparison to Fees of Funds not Managed by the Advisor. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisor fee to the advisor. Rather each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ Independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties that provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of similar funds not managed by the Advisor. The Board concluded that the management fee to be paid by the Funds to the Advisor under the Current Management Agreement is reasonable in light of the services to be provided to the Funds.

50

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board concluded that the Advisor’s primary business is managing mutual funds and it generally does not use Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of fund clients to determine breakpoints in each fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Current Management Agreement be approved and recommended its approval to Fund shareholders.

51

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

52

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries.

The Citigroup Non-US World Government Bond Index is based on the Citigroup World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

53

Notes

54

Notes

55

Notes

56

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Asset Allocation Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1009
CL-ANN-69347

Annual Report	July 31, 2010

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Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3

LIVESTRONG® Portfolios from American Century Investments

Performance	4
Portfolio Commentary	19
Market Index Total Returns	20
Underlying Fund Allocations	21

Shareholder Fee Examples	24

Financial Statements

Schedule of Investments	30
Statement of Assets and Liabilities	35
Statement of Operations	38
Statement of Changes in Net Assets	41
Notes to Financial Statements	46
Financial Highlights	71
Report of Independent Registered Public Accounting Firm	116

Other Information

Proxy Voting Results	117
Management	119
Board Approval of Management Agreements	123
Additional Information	129
Index Definitions	130

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended July 31, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Fellow Shareholders,

The principal event at a recent board meeting was the retirement of Jim Stowers, Jr. from the American Century Mutual Funds Kansas City board. This was one of those times when you felt like you were living a historical moment. Jim—who celebrated his 86th birthday in January—founded what was known as Twentieth Century Mutual Funds over 50 years ago. Through the years, his number one priority has been to “Put Investors First!” The board presented Jim with a resolution acknowledging that, by building a successful investment company, he has impacted the lives of many by helping them on the path to financial success.

We respect Jim’s decision to focus his energy on the Stowers Institute for Medical Research and American Century Companies, Inc. (ACC), the parent company of the funds’ investment advisor. The pioneering medical research that Jim and his wife Virginia have made possible through the Institute should enrich the lives of millions in the future.

Shortly after his retirement from the board, we received word that ACC’s co-chairman Richard W. Brown had succeeded Jim as trustee of a trust that holds a significant interest in ACC stock as a part of Jim’s long-standing estate and business succession plan. While holding less than a majority interest, the trust is presumed to control the funds’ investment advisors under the Investment Company Act of 1940. This change triggered the need for a shareholder proxy to approve new management and subadvisory agreements for the funds. I am happy to report that all of the proposals contained in the proxy received the necessary votes and were approved.

On behalf of the board, I want to once again thank Jim for his mutual fund board service. More than three years ago, Jim and Richard Brown installed a strong and effective leadership team at American Century Investments and I look forward to continuing to work with them on behalf of fund shareholders. And while Jim no longer sits on the fund board, the inherent optimism captured by his favorite catch phrase—“The best is yet to be”—still resonates with all of us who have the privilege of serving you. I invite you to send your comments, questions or concerns to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

Performance

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average Annual Returns
	Ticker			Since	Inception
	Symbol	1 year	5 years	Inception	Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	10.15%	3.26%	4.12%	8/31/04
Russell 3000 Index	—	14.82%	0.05%	2.65%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	5.96%	5.51%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	6.17%	5.71%	—
Institutional Class	ATTIX	10.37%	3.47%	4.32%	8/31/04
A Class(2)	ARTAX				8/31/04
No sales charge*		9.87%	3.02%	3.86%
With sales charge*		3.57%	1.81%	2.83%
C Class	ATTCX				3/1/10
No sales charge*		—	—	1.51%(3)
With sales charge*		—	—	0.51%(3)
R Class	ARSRX	9.61%	2.75%	3.59%	8/31/04
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3)	Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average Annual Returns
	Ticker			Since	Inception
	Symbol	1 year	5 years	Inception	Date
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	11.00%	3.43%	4.75%	8/31/04
Russell 3000 Index	—	14.82%	0.05%	2.65%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	5.96%	5.51%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	6.17%	5.71%	—
Institutional Class	ARNIX	11.20%	3.65%	4.96%	8/31/04
A Class(2)	ARFAX				8/31/04
No sales charge*		10.73%	3.19%	4.50%
With sales charge*		4.38%	1.97%	3.46%
C Class	AFNCX				3/1/10
No sales charge*		—	—	1.61%(3)
With sales charge*		—	—	0.61%(3)
R Class	ARFRX	10.47%	2.93%	4.23%	8/31/04
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3)	Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average
			Annual Returns
	Ticker		Since	Inception
	Symbol	1 year	Inception	Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	11.69%	-1.84%	5/30/08
Russell 3000 Index	—	14.82%	-8.05%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	7.63%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	7.96%	—
Institutional Class	ARBSX	11.90%	-1.65%	5/30/08
A Class(2)	ARBMX			5/30/08
No sales charge*		11.43%	-2.11%
With sales charge*		4.97%	-4.75%
C Class	ARNCX			3/1/10
No sales charge*		—	1.54%(3)
With sales charge*		—	0.54%(3)
R Class	ARBRX	11.17%	-2.34%	5/30/08
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3) Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average Annual Returns
	Ticker			Since	Inception
	Symbol	1 year	5 years	Inception	Date
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	12.19%	3.15%	4.89%	8/31/04
Russell 3000 Index	—	14.82%	0.05%	2.65%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	5.96%	5.51%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	6.17%	5.71%	—
Institutional Class	ARWFX	12.40%	3.36%	5.09%	8/31/04
A Class(2)	ARWAX				8/31/04
No sales charge*		12.03%	2.91%	4.64%
With sales charge*		5.63%	1.70%	3.59%
C Class	ARWCX				3/1/10
No sales charge*		—	—	1.51%(3)
With sales charge*		—	—	0.51%(3)
R Class	ARWRX	11.66%	2.63%	4.37%	8/31/04
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3)	Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average
			Annual Returns
	Ticker		Since	Inception
	Symbol	1 year	Inception	Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	12.90%	-3.81%	5/30/08
Russell 3000 Index	—	14.82%	-8.05%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	7.63%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	7.96%	—
Institutional Class	ARCSX	13.11%	-3.62%	5/30/08
A Class(2)	ARCMX			5/30/08
No sales charge*		12.51%	-4.08%
With sales charge*		6.04%	-6.67%
C Class	ARWOX			3/1/10
No sales charge*		—	1.36%(3)
With sales charge*		—	0.36%(3)
R Class	ARCRX	12.24%	-4.31%	5/30/08
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3) Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average Annual Returns
	Ticker			Since	Inception
	Symbol	1 year	5 years	Inception	Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	13.58%	2.68%	4.82%	8/31/04
Russell 3000 Index	—	14.82%	0.05%	2.65%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	5.96%	5.51%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	6.17%	5.71%	—
Institutional Class	ARLIX	13.68%	2.87%	5.02%	8/31/04
A Class(2)	ARYAX				8/31/04
No sales charge*		13.21%	2.41%	4.55%
With sales charge*		6.73%	1.19%	3.51%
C Class	ARLCX				3/1/10
No sales charge*		—	—	1.21%(3)
With sales charge*		—	—	0.21%(3)
R Class	ARYRX	12.93%	2.17%	4.30%	8/31/04
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3)	Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average
			Annual Returns
	Ticker		Since	Inception
	Symbol	1 year	Inception	Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	13.80%	-5.08%	5/30/08
Russell 3000 Index	—	14.82%	-8.05%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	7.63%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	7.96%	—
Institutional Class	ARDSX	14.16%	-4.89%	5/30/08
A Class(2)	ARDMX			5/30/08
No sales charge*		13.68%	-5.30%
With sales charge*		7.17%	-7.85%
C Class	ARNOX			3/1/10
No sales charge*		—	0.93%(3)
With sales charge*		—	-0.07%(3)
R Class	ARDRX	13.28%	-5.57%	5/30/08
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3) Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average Annual Returns
	Ticker			Since	Inception
	Symbol	1 year	5 years	Inception	Date
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	14.16%	2.29%	4.65%	8/31/04
Russell 3000 Index	—	14.82%	0.05%	2.65%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	5.96%	5.51%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	6.17%	5.71%	—
Institutional Class	AOOIX	14.48%	2.49%	4.87%	8/31/04
A Class(2)	AROAX				8/31/04
No sales charge*		13.90%	2.03%	4.38%
With sales charge*		7.40%	0.84%	3.35%
C Class	AROCX				3/1/10
No sales charge*		—	—	1.03%(3)
With sales charge*		—	—	0.03%(3)
R Class	ARORX	13.63%	1.77%	4.13%	8/31/04
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3)	Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2010
			Average
			Annual Returns
	Ticker		Since	Inception
	Symbol	1 year	Inception	Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	14.33%	-6.61%	5/30/08
Russell 3000 Index	—	14.82%	-8.05%	—
Barclays Capital U.S.
Aggregate Bond Index(1)	—	8.91%	7.63%	—
Citigroup US Broad
Investment-Grade Bond Index	—	8.63%	7.96%	—
Institutional Class	ARFSX	14.54%	-6.42%	5/30/08
A Class(2)	ARFMX			5/30/08
No sales charge*		14.06%	-6.83%
With sales charge*		7.57%	-9.33%
C Class	ARFDX			3/1/10
No sales charge*		—	0.84%(3)
With sales charge*		—	-0.16%(3)
R Class	ARFWX	13.79%	-7.05%	5/30/08
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	In January of 2010, the fund’s benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S.
Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
(3) Total returns less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

*From 8/31/04, the Investor Class’s inception date. Not annualized.

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

*From 5/30/08, the Investor Class’s inception date. Not annualized.

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

*From 5/30/08, the Investor Class’s inception date. Not annualized.

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

*From 5/30/08, the Investor Class’s inception date. Not annualized.

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
LIVESTRONG Income Portfolio	0.77%	0.57%	1.02%	1.77%	1.27%
LIVESTRONG 2015 Portfolio	0.80%	0.60%	1.05%	1.80%	1.30%
LIVESTRONG 2020 Portfolio	0.83%	0.63%	1.08%	1.83%	1.33%
LIVESTRONG 2025 Portfolio	0.86%	0.66%	1.11%	1.86%	1.36%
LIVESTRONG 2030 Portfolio	0.89%	0.69%	1.14%	1.89%	1.39%
LIVESTRONG 2035 Portfolio	0.91%	0.71%	1.16%	1.91%	1.41%
LIVESTRONG 2040 Portfolio	0.94%	0.74%	1.19%	1.94%	1.44%
LIVESTRONG 2045 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
LIVESTRONG 2050 Portfolio	0.96%	0.76%	1.21%	1.96%	1.46%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

LIVESTRONG Portfolios

Portfolio Managers: Enrique Chang, Scott Wittman, Rich Weiss, and Irina Torelli

In May 2010, Richard Weiss joined the portfolio management team for LIVESTRONG Portfolios. Mr. Weiss is a veteran investment professional with 26 years of experience, most recently as chief investment officer for City National Bank in California.

Performance Summary

Each of the nine LIVESTRONG Portfolios advanced for the fiscal year ended July 31, 2010, with returns ranging from 10.15%* for LIVESTRONG Income Portfolio to 14.33% for LIVESTRONG 2050 Portfolio (see pages 4–17 for more detailed performance information). The gains for the 12-month period reflected positive performance across all asset classes represented in the Portfolios.

Because of LIVESTRONG Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

U.S. stocks posted double-digit gains for the 12 months ended July 31, 2010, thanks largely to improving economic conditions and unexpectedly strong corporate earnings. As the period began, the U.S. economy was showing signs of recovery following a sharp downturn in late 2008 and early 2009. Led by improving results in manufacturing activity, housing, and consumer spending, the economy posted positive growth in the third and fourth quar ters of 2009 after four consecutive quarters of declining output. By the first quarter of 2010, jobs data turned positive, providing further evidence of a burgeoning economic recovery.

In addition, corporate profits consistently exceeded expectations as many companies implemented stringent cost-management programs that helped boost profit margins. Rising demand for delayed big-ticket purchases, such as cars and appliances, also contributed to stronger earnings. As a result, stocks rose steadily for the first nine months of the period, with the major equity indices advancing by about 25%.

Market conditions changed abruptly in the last three months of the period as persistent worries about sovereign debt problems in Europe and questions about the sustainability of the domestic economic recovery (validated to some degree by weaker economic data) weighed on investor confidence. With these headwinds, the equity market peaked in late April and then reversed direction in May and June, falling sharply before bouncing back somewhat in July.

Although stocks gave back some of their gains toward the end of the period, the broad market indices returned approximately 15% overall for the 12 months. Mid- and small-cap stocks posted the best returns (see the table on page 20), outpacing large-cap shares, while value stocks outperformed growth-oriented issues across all market capitalizations.

*All fund returns referenced in this commentary are for Investor Class shares.

LIVESTRONG Portfolios

Market Index Total Returns
For the 12 months ended July 31, 2010
U.S. Stocks		U.S. Fixed Income
Russell 1000 Index (Large-Cap)	14.51%	Barclays Capital U.S.
Russell Midcap Index	23.21%	Aggregate Bond Index	8.91%
Russell 2000 Index (Small-Cap)	18.43%	Barclays Capital U.S. Corporate
International Stocks		High-Yield Bond Index	23.74%
MSCI EAFE (Europe, Australasia, Far East) Index	6.26%	International Bonds
MSCI EM (Emerging Markets) Index	19.92%	Citigroup Non-US World
		Government Bond Index	4.20%

International equity markets also advanced during the 12-month period, but they lagged the domestic market. Although foreign stocks were buoyed by better economic growth worldwide, they suffered more substantial declines in the latter half of the period in response to the sovereign debt crisis in Europe. Emerging markets were the top performers, gaining 20% as a group as these countries were less impacted by the debt turmoil. Among developed markets, countries along the Pacific Rim produced the best returns, with the significant exception of Japan, which ended the period little changed. European markets generally performed in line with the index as strong results in Scandinavian markets offset declines in countries facing the most significant fiscal challenges.

Bond Market Review

U.S. bonds generated solid gains for the 12-month period. The improving economic environment and robust corporate profit growth provided a lift to corporate bonds, which were among the best performers in the fixed-income market. In particular, corporate high-yield securities returned more than 20% for the period.

Commercial mortgage-backed securities also produced very strong returns as credit conditions in the commercial property sector improved markedly. In contrast, residential mortgage-backed securities lagged as delinquencies and foreclosures continued to increase and the Federal Reserve ended its program of buying mortgage securities to support the housing market.

Treasury bonds were the weakest overall performers as better economic conditions and increased issuance to fund a growing national deficit weighed on this segment of the bond market. However, Treasury securities outperformed during the last few months of the period amid a flight to quality as investors grew increasingly concerned about European debt issues and a slowdown in the pace of economic recovery.

LIVESTRONG Portfolios

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income	2015	2020	2025	2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Equity
NT Equity
Growth Fund	13.0%	12.8%	12.2%	12.5%	12.4%
NT Growth Fund	6.5%	7.8%	8.7%	10.5%	12.4%
NT Large Company
Value Fund	11.0%	11.3%	11.3%	11.7%	12.5%
NT Mid Cap
Value Fund	4.1%	4.8%	5.4%	5.3%	5.2%
NT Small
Company Fund	2.0%	2.1%	2.3%	3.3%	4.3%
NT VistaSM Fund	2.6%	3.6%	4.6%	5.0%	5.3%
Real Estate Fund	1.1%	1.4%	1.6%	1.8%	2.0%
NT Emerging
Markets Fund	—	1.1%	2.3%	2.8%	3.3%
NT International
Growth Fund	5.0%	5.8%	6.9%	8.2%	9.5%
Total Equity	45.3%	50.7%	55.3%	61.1%	66.9%
Fixed Income
High-Yield Fund	3.9%	3.7%	3.4%	3.1%	2.8%
Inflation-Adjusted
Bond Fund	7.4%	7.1%	7.0%	6.3%	5.6%
NT Diversified
Bond Fund	26.6%	25.3%	24.5%	22.1%	19.7%
International
Bond Fund	7.0%	6.0%	4.9%	2.5%	—
Total Fixed Income	44.9%	42.1%	39.8%	34.0%	28.1%
Premium Money
Market Fund	9.8%	7.2%	4.9%	4.9%	5.0%
Other Assets
and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Portfolios

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2035	2040	2045	2050
	Portfolio	Portfolio	Portfolio	Portfolio
Equity
NT Equity Growth Fund	13.5%	14.4%	14.7%	15.2%
NT Growth Fund	13.5%	14.4%	14.7%	15.2%
NT Large Company Value Fund	13.5%	14.5%	15.0%	15.5%
NT Mid Cap Value Fund	6.2%	7.2%	7.3%	7.5%
NT Small Company Fund	4.1%	4.0%	4.5%	5.0%
NT VistaSM Fund	6.3%	7.3%	7.3%	7.5%
Real Estate Fund	2.3%	2.5%	2.8%	3.0%
NT Emerging Markets Fund	4.2%	5.3%	6.0%	6.5%
NT International Growth Fund	9.7%	10.3%	9.9%	9.5%
Total Equity	73.3%	79.9%	82.2%	84.9%
Fixed Income
High-Yield Fund	2.4%	2.0%	1.8%	1.5%
Inflation-Adjusted Bond Fund	4.8%	4.0%	3.5%	3.0%
NT Diversified Bond Fund	17.0%	14.1%	12.5%	10.6%
Total Fixed Income	24.2%	20.1%	17.8%	15.1%
Premium Money Market Fund	2.5%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)
(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2) Category is less than 0.05% of total net assets.

International fixed-income markets posted modest gains for the 12 months, trailing domestic bond returns. Global interest rates were relatively stable for much of the period, but foreign bond markets rallied over the last few months amid the flight to quality brought on by the European debt crisis. However, the debt upheaval in Europe led to a steep decline in the euro, including a sharp drop versus the U.S. dollar, erasing the gains in European bonds for U.S. investors. In contrast, safe-haven currencies such as the Japanese yen rallied against the U.S. dollar during the period.

Fund Information

Each LIVESTRONG Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 21–22 for the specific underlying fund allocations for each LIVESTRONG Portfolio at period end.) A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. LIVESTRONG Income Portfolio is generally intended for investors near, at, or in retirement. The principal value of the investment is not guaranteed at any time, including at the target date.

LIVESTRONG Portfolios

Each target-date LIVESTRONG Portfolio seeks the highest total return consistent with its asset mix. Each year, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, the portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio, which seeks current income with capital appreciation as a secondary objective.

Portfolio Performance

Within LIVESTRONG Portfolios, every equity fund delivered double-digit gains for the 12-month period. By far, the best performer was the Real Estate Fund, which gained more than 50% as economic and credit conditions improved, allowing real estate investment trusts to strengthen their balance sheets and sustain occupancy levels. The NT Mid Cap Value and NT Small Company funds also fared well, with each returning about 20% for the 12 months. The NT Emerging Markets Fund was another solid performer, reflecting the robust returns in emerging markets. The laggards included the NT International Growth Fund and the NT Large Company Value Fund, both of which returned just over 10%.

The leading performer among LIVESTRONG Portfolios’ fixed-income components was the High-Yield Fund, which returned 19% for the reporting period as demand for high-yield corporate bonds increased markedly in an improving economic environment. The Inflation-Adjusted Bond Fund posted a return in line with the broad bond market, while the International Bond Fund posted a more modest gain for the 12-month period.

The NT Diversified Bond Fund, the largest fixed-income component in each LIVESTRONG Portfolio, performed in line with the broad bond market indices. Sector allocation, most notably an overweight position in corporate bonds and an underweight position in Treasury bonds, contributed positively to performance during the 12-month period. However, NT Diversified Bond’s exposure to euro-denominated securities and positioning for a flatter yield curve weighed on results.

Outlook

We appear to be facing what some have called a “square root” economic recovery—after a sharp decline in late 2008 and early 2009, the economy enjoyed a robust but brief period of growth, and now we are experiencing a plateau of modest but steady economic activity. The current level of growth is sufficient to keep the economy from sliding back into recession, but not enough to reverse or undo much of the damage caused by the previous downturn.

Additionally, a substantial debt overhang further clouds the global economic outlook. Europe remains mired in a crisis of confidence as soaring budget deficits in several countries weigh on their sovereign debt. In the U.S., many state governments are struggling to balance their budgets amid declining tax revenues, while consumer debt levels remain near record highs. The inevitable continuation of deleveraging is likely to constrain growth going forward.

We continue to believe that broad-based diversification among asset classes and within asset classes is essential to long-term investing success.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/10 –	Expense	2/1/10 –	Expense
	2/1/10	7/31/10	7/31/10	Ratio(1)	7/31/10	Ratio(2)

LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,038.40	$1.06	0.21%	$3.84	0.76%
Institutional Class	$1,000	$1,039.40	$0.05	0.01%	$2.83	0.56%
A Class	$1,000	$1,037.10	$2.32	0.46%	$5.10	1.01%
C Class	$1,000	$1015.10(3)	$5.08(4)	1.21%	$7.38(4)	1.76%
R Class	$1,000	$1,035.90	$3.58	0.71%	$6.36	1.26%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$3.81	0.76%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$2.81	0.56%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.06	1.01%
C Class	$1,000	$1018.79(5)	$6.06(5)	1.21%	$8.80(5)	1.76%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.31	1.26%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Ending account value based on actual return from March 1, 2010 (commencement of sale) through July 31, 2010.
(4)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 152, the number of days in the period from March 1, 2010 (commencement of sale) through July 31, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(5)	Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/10 –	Expense	2/1/10 –	Expense
	2/1/10	7/31/10	7/31/10	Ratio(1)	7/31/10	Ratio(2)
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,041.60	$1.06	0.21%	$4.00	0.79%
Institutional Class	$1,000	$1,042.60	$0.05	0.01%	$2.99	0.59%
A Class	$1,000	$1,040.70	$2.33	0.46%	$5.26	1.04%
C Class	$1,000	$1016.10 (3)	$5.08(4)	1.21%	$7.51(4)	1.79%
R Class	$1,000	$1,038.70	$3.59	0.71%	$6.52	1.29%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$3.96	0.79%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$2.96	0.59%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.21	1.04%
C Class	$1,000	$1018.79(5)	$6.06(5)	1.21%	$8.95(5)	1.79%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.46	1.29%
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,043.80	$1.06	0.21%	$4.16	0.82%
Institutional Class	$1,000	$1,046.10	$0.05	0.01%	$3.15	0.62%
A Class	$1,000	$1,042.70	$2.33	0.46%	$5.42	1.07%
C Class	$1,000	$1015.40(3)	$5.08(4)	1.21%	$7.64(4)	1.82%
R Class	$1,000	$1,041.60	$3.59	0.71%	$6.68	1.32%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.11	0.82%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.11	0.62%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.36	1.07%
C Class	$1,000	$1018.79(5)	$6.06(5)	1.21%	$9.10(5)	1.82%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.61	1.32%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Ending account value based on actual return from March 1, 2010 (commencement of sale) through July 31, 2010.
(4)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 152, the number of days in the period from March 1, 2010 (commencement of sale) through July 31, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(5)	Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/10 –	Expense	2/1/10 –	Expense
	2/1/10	7/31/10	7/31/10	Ratio(1)	7/31/10	Ratio(2)
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,046.60	$1.07	0.21%	$4.26	0.84%
Institutional Class	$1,000	$1,047.60	$0.05	0.01%	$3.25	0.64%
A Class	$1,000	$1,045.60	$2.33	0.46%	$5.53	1.09%
C Class	$1,000	$1015.10 (3)	$5.08(4)	1.21%	$7.72(4)	1.84%
R Class	$1,000	$1,043.70	$3.60	0.71%	$6.79	1.34%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.21	0.84%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.21	0.64%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.46	1.09%
C Class	$1,000	$1018.79(5)	$6.06(5)	1.21%	$9.20(5)	1.84%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.71	1.34%
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,048.00	$1.07	0.21%	$4.42	0.87%
Institutional Class	$1,000	$1,049.20	$0.05	0.01%	$3.40	0.67%
A Class	$1,000	$1,046.90	$2.33	0.46%	$5.68	1.12%
C Class	$1,000	$1013.60(3)	$5.07(4)	1.21%	$7.84(4)	1.87%
R Class	$1,000	$1,045.70	$3.60	0.71%	$6.95	1.37%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.36	0.87%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.36	0.67%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.61	1.12%
C Class	$1,000	$1018.79(5)	$6.06(5)	1.21%	$9.35(5)	1.87%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.85	1.37%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Ending account value based on actual return from March 1, 2010 (commencement of sale) through July 31, 2010.
(4)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 152, the number of days in the period from March 1, 2010 (commencement of sale) through July 31, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(5)	Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/10 –	Expense	2/1/10 –	Expense
	2/1/10	7/31/10	7/31/10	Ratio(1)	7/31/10	Ratio(2)
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,051.00	$1.07	0.21%	$4.58	0.90%
Institutional Class	$1,000	$1,051.00	$0.05	0.01%	$3.56	0.70%
A Class	$1,000	$1,049.10	$2.34	0.46%	$5.84	1.15%
C Class	$1,000	$1,012.10(3)	$5.07(4)	1.21%	$7.96(4)	1.90%
R Class	$1,000	$1,048.10	$3.61	0.71%	$7.11	1.40%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.51	0.90%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.51	0.70%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.76	1.15%
C Class	$1,000	$1,018.79(5)	$6.06(5)	1.21%	$9.49(5)	1.90%
R Class	$1,000	$1,021.27	$3.56	0.71%	$7.00	1.40%
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,050.60	$1.07	0.21%	$4.73	0.93%
Institutional Class	$1,000	$1,051.80	$0.05	0.01%	$3.71	0.73%
A Class	$1,000	$1,049.40	$2.34	0.46%	$6.00	1.18%
C Class	$1,000	$1,009.30(3)	$5.06(4)	1.21%	$8.07(4)	1.93%
R Class	$1,000	$1,048.30	$3.61	0.71%	$7.26	1.43%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.66	0.93%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.66	0.73%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.91	1.18%
C Class	$1,000	$1,018.79(5)	$6.06(5)	1.21%	$9.64(5)	1.93%
R Class	$1,000	$1,021.27	$3.56	0.71%	$7.15	1.43%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Ending account value based on actual return from March 1, 2010 (commencement of sale) through July 31, 2010.
(4)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 152, the number of days in the period from March 1, 2010 (commencement of sale) through July 31, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(5)	Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/10 –	Expense	2/1/10 –	Expense
	2/1/10	7/31/10	7/31/10	Ratio(1)	7/31/10	Ratio(2)
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,052.50	$1.07	0.21%	$4.78	0.94%
Institutional Class	$1,000	$1,053.40	$0.05	0.01%	$3.77	0.74%
A Class	$1,000	$1,050.60	$2.34	0.46%	$6.05	1.19%
C Class	$1,000	$1,010.30(3)	$5.06(4)	1.21%	$8.12(4)	1.94%
R Class	$1,000	$1,049.60	$3.61	0.71%	$7.32	1.44%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.71	0.94%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.71	0.74%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.96	1.19%
C Class	$1,000	$1,018.79(5)	$6.06(5)	1.21%	$9.69(5)	1.94%
R Class	$1,000	$1,021.27	$3.56	0.71%	$7.20	1.44%
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,052.30	$1.17	0.23%	$4.99	0.98%
Institutional Class	$1,000	$1,053.50	$0.15	0.03%	$3.97	0.78%
A Class	$1,000	$1,051.10	$2.44	0.48%	$6.26	1.23%
C Class	$1,000	$1,008.40(3)	$5.10(4)	1.22%	$8.24(4)	1.97%
R Class	$1,000	$1,049.80	$3.71	0.73%	$7.52	1.48%
Hypothetical
Investor Class	$1,000	$1,023.65	$1.15	0.23%	$4.91	0.98%
Institutional Class	$1,000	$1,024.65	$0.15	0.03%	$3.91	0.78%
A Class	$1,000	$1,022.41	$2.41	0.48%	$6.16	1.23%
C Class	$1,000	$1,018.74(5)	$6.11(5)	1.22%	$9.84(5)	1.97%
R Class	$1,000	$1,021.17	$3.66	0.73%	$7.40	1.48%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Ending account value based on actual return from March 1, 2010 (commencement of sale) through July 31, 2010.
(4)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 152, the number of days in the period from March 1, 2010 (commencement of sale) through July 31, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(5)	Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

LIVESTRONG Portfolios

JULY 31, 2010
	Shares	Value		Shares	Value
LIVESTRONG Income Portfolio			LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.3%			DOMESTIC EQUITY FUNDS — 43.8%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	3,439,712	$ 28,962,377	Institutional Class	7,922,047	$ 66,703,638
NT Growth Fund			NT Growth Fund
Institutional Class	1,439,628	14,525,843	Institutional Class	4,035,942	40,722,654
NT Large Company Value			NT Large Company Value
Fund Institutional Class	3,265,018	24,520,284	Fund Institutional Class	7,844,148	58,909,552
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	951,588	8,992,508	Institutional Class	2,651,591	25,057,533
NT Small Company Fund			NT Small Company Fund
Institutional Class	628,454	4,531,151	Institutional Class	1,503,665	10,841,428
NT Vista Fund			NT Vista Fund
Institutional Class	675,757	5,669,601	Institutional Class	2,232,357	18,729,477
Real Estate Fund			Real Estate Fund
Institutional Class	140,184	2,321,449	Institutional Class	419,636	6,949,164
		89,523,213			227,913,446
DOMESTIC FIXED INCOME FUNDS — 37.9%			DOMESTIC FIXED INCOME FUNDS — 36.1%
High-Yield Fund			High-Yield Fund
Institutional Class	1,431,037	8,528,981	Institutional Class	3,197,121	19,054,842
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	1,402,114	16,530,927	Fund Institutional Class	3,137,017	36,985,431
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	5,456,060	59,198,249	Institutional Class	12,149,820	131,825,545
		84,258,157			187,865,818
MONEY MARKET FUNDS — 9.8%			MONEY MARKET FUNDS — 7.2%
Premium Money Market			Premium Money Market
Fund Investor Class	21,795,946	21,795,946	Fund Investor Class	37,572,863	37,572,863
INTERNATIONAL FIXED INCOME FUNDS — 7.0%			INTERNATIONAL EQUITY FUNDS — 6.9%
International Bond Fund			NT Emerging Markets Fund
Institutional Class	1,097,284	15,669,213	Institutional Class	589,212	5,379,510
INTERNATIONAL EQUITY FUNDS — 5.0%			NT International Growth
NT International Growth			Fund Institutional Class	3,526,193	30,148,953
Fund Institutional Class	1,301,380	11,126,801			35,528,463
TOTAL INVESTMENT			INTERNATIONAL FIXED INCOME FUNDS — 6.0%
SECURITIES — 100.0%			International Bond Fund
(Cost $198,879,066)		222,373,330	Institutional Class	2,194,532	31,337,913
OTHER ASSETS AND LIABILITIES(2)		(3,059)	TOTAL INVESTMENT
TOTAL NET ASSETS — 100.0%		$222,370,271	SECURITIES — 100.0%
			(Cost $483,315,752)		520,218,503
Notes to Schedule of Investments			OTHER ASSETS AND LIABILITIES(2)		(11,274)
(1)	Investments are funds within the American Century Investments		TOTAL NET ASSETS — 100.0%		$520,207,229
family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			Notes to Schedule of Investments
(2)	Category is less than 0.05% of total net assets.		(1)	Investments are funds within the American Century Investments
			family of funds, of which certain funds may be deemed to be under
			common control because of the same board of directors.
See Notes to Financial Statements.			(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2020 Portfolio			LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 46.1%			DOMESTIC EQUITY FUNDS — 50.1%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	3,878,540	$ 32,657,309	Institutional Class	10,213,367	$ 85,996,550
NT Growth Fund			NT Growth Fund
Institutional Class	2,314,648	23,354,798	Institutional Class	7,160,830	72,252,772
NT Large Company Value			NT Large Company Value
Fund Institutional Class	4,017,766	30,173,425	Fund Institutional Class	10,764,674	80,842,699
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	1,539,491	14,548,185	Institutional Class	3,836,306	36,253,096
NT Small Company Fund			NT Small Company Fund
Institutional Class	845,512	6,096,139	Institutional Class	3,111,305	22,432,510
NT Vista Fund			NT Vista Fund
Institutional Class	1,458,784	12,239,200	Institutional Class	4,127,302	34,628,066
Real Estate Fund			Real Estate Fund
Institutional Class	251,633	4,167,046	Institutional Class	735,902	12,186,531
		123,236,102			344,592,224
DOMESTIC FIXED INCOME FUNDS — 34.9%			DOMESTIC FIXED INCOME FUNDS — 31.5%
High-Yield Fund			High-Yield Fund
Institutional Class	1,539,353	9,174,546	Institutional Class	3,602,657	21,471,837
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	1,579,190	18,618,647	Fund Institutional Class	3,661,210	43,165,662
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	6,041,522	65,550,510	Institutional Class	14,013,841	152,050,171
		93,343,703			216,687,670
INTERNATIONAL EQUITY FUNDS — 9.2%			INTERNATIONAL EQUITY FUNDS — 11.0%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	670,909	6,125,402	Institutional Class	2,075,983	18,953,721
NT International Growth			NT International Growth
Fund Institutional Class	2,143,671	18,328,388	Fund Institutional Class	6,602,053	56,447,556
		24,453,790			75,401,277
INTERNATIONAL FIXED INCOME FUNDS — 4.9%			MONEY MARKET FUNDS — 4.9%
International Bond Fund			Premium Money Market
Institutional Class	925,247	13,212,522	Fund Investor Class	33,884,443	33,884,443
MONEY MARKET FUNDS — 4.9%			INTERNATIONAL FIXED INCOME FUNDS — 2.5%
Premium Money Market			International Bond Fund
Fund Investor Class	13,181,772	13,181,772	Institutional Class	1,205,948	17,220,939
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $243,341,295)		267,427,889	(Cost $639,787,652)		687,786,553
OTHER ASSETS AND LIABILITIES(2)		(5,411)	OTHER ASSETS AND LIABILITIES(2)		(12,507)
TOTAL NET ASSETS — 100.0%		$267,422,478	TOTAL NET ASSETS — 100.0%		$687,774,046

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.		(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2030 Portfolio			LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 54.1%			DOMESTIC EQUITY FUNDS — 59.4%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	3,234,860	$ 27,237,518	Institutional Class	6,994,654	$ 58,894,990
NT Growth Fund			NT Growth Fund
Institutional Class	2,696,847	27,211,184	Institutional Class	5,836,944	58,894,767
NT Large Company Value			NT Large Company Value
Fund Institutional Class	3,655,988	27,456,472	Fund Institutional Class	7,842,222	58,895,088
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	1,205,850	11,395,280	Institutional Class	2,889,508	27,305,848
NT Small Company Fund			NT Small Company Fund
Institutional Class	1,297,113	9,352,187	Institutional Class	2,511,719	18,109,495
NT Vista Fund			NT Vista Fund
Institutional Class	1,380,375	11,581,343	Institutional Class	3,266,102	27,402,595
Real Estate Fund			Real Estate Fund
Institutional Class	272,490	4,512,437	Institutional Class	596,089	9,871,240
		118,746,421			259,374,023
DOMESTIC FIXED INCOME FUNDS — 28.1%			DOMESTIC FIXED INCOME FUNDS — 24.2%
High-Yield Fund			High-Yield Fund
Institutional Class	1,028,129	6,127,647	Institutional Class	1,757,667	10,475,696
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	1,041,190	12,275,628	Fund Institutional Class	1,785,605	21,052,281
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	3,980,220	43,185,388	Institutional Class	6,814,188	73,933,936
		61,588,663			105,461,913
INTERNATIONAL EQUITY FUNDS — 12.8%			INTERNATIONAL EQUITY FUNDS — 13.9%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	791,082	7,222,577	Institutional Class	2,026,730	18,504,049
NT International Growth			NT International Growth
Fund Institutional Class	2,451,952	20,964,188	Fund Institutional Class	4,945,455	42,283,637
		28,186,765			60,787,686
MONEY MARKET FUNDS — 5.0%			MONEY MARKET FUNDS — 2.5%
Premium Money Market			Premium Money Market
Fund Investor Class	10,887,100	10,887,100	Fund Investor Class	10,847,681	10,847,681
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $197,913,331)		219,408,949	(Cost $410,777,860)		436,471,303
OTHER ASSETS AND LIABILITIES(2)		(3,183)	OTHER ASSETS AND LIABILITIES(2)		(5,231)
TOTAL NET ASSETS — 100.0%		$219,405,766	TOTAL NET ASSETS — 100.0%		$436,466,072

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.		(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2040 Portfolio			LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.3%			DOMESTIC EQUITY FUNDS — 66.3%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	1,964,688	$ 16,542,675	Institutional Class	4,296,331	$ 36,175,108
NT Growth Fund			NT Growth Fund
Institutional Class	1,635,666	16,503,872	Institutional Class	3,585,241	36,175,080
NT Large Company Value			NT Large Company Value
Fund Institutional Class	2,218,801	16,663,197	Fund Institutional Class	4,898,582	36,788,350
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	872,897	8,248,878	Institutional Class	1,885,622	17,819,126
NT Small Company Fund			NT Small Company Fund
Institutional Class	633,818	4,569,830	Institutional Class	1,530,719	11,036,485
NT Vista Fund			NT Vista Fund
Institutional Class	993,260	8,333,451	Institutional Class	2,129,705	17,868,225
Real Estate Fund			Real Estate Fund
Institutional Class	175,161	2,900,673	Institutional Class	409,336	6,778,601
		73,762,576			162,640,975
DOMESTIC FIXED INCOME FUNDS — 20.1%			DOMESTIC FIXED INCOME FUNDS — 17.8%
High-Yield Fund			High-Yield Fund
Institutional Class	384,438	2,291,249	Institutional Class	720,139	4,292,026
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	389,283	4,589,644	Fund Institutional Class	731,901	8,629,108
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	1,489,500	16,161,072	Institutional Class	2,833,642	30,745,016
		23,041,965			43,666,150
INTERNATIONAL EQUITY FUNDS — 15.6%			INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	665,679	6,077,653	Institutional Class	1,608,076	14,681,730
NT International Growth			NT International Growth
Fund Institutional Class	1,374,322	11,750,451	Fund Institutional Class	2,851,206	24,377,809
		17,828,104			39,059,539
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $104,083,145)		114,632,645	(Cost $235,123,537)		245,366,664
OTHER ASSETS AND LIABILITIES(2)		(929)	OTHER ASSETS AND LIABILITIES(2)		(1,881)
TOTAL NET ASSETS — 100.0%		$114,631,716	TOTAL NET ASSETS — 100.0%		$245,364,783

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.		(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.9%
NT Equity Growth Fund
Institutional Class	637,861	$ 5,370,792
NT Growth Fund
Institutional Class	532,286	5,370,762
NT Large Company Value
Fund Institutional Class	726,891	5,458,951
NT Mid Cap Value Fund
Institutional Class	279,715	2,643,311
NT Small Company Fund
Institutional Class	243,568	1,756,125
NT Vista Fund
Institutional Class	316,149	2,652,492
Real Estate Fund
Institutional Class	64,211	1,063,330
		24,315,763
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund
Institutional Class	251,337	2,294,706
NT International Growth
Fund Institutional Class	390,856	3,341,821
		5,636,527
DOMESTIC FIXED INCOME FUNDS — 15.1%
High-Yield Fund
Institutional Class	88,965	530,233
Inflation-Adjusted Bond
Fund Institutional Class	90,154	1,062,921
NT Diversified Bond Fund
Institutional Class	344,140	3,733,920
		5,327,074
TOTAL INVESTMENT
SECURITIES — 100.0%
(Cost $33,007,086)		35,279,364
OTHER ASSETS AND LIABILITIES(2)		(141)
TOTAL NET ASSETS — 100.0%		$35,279,223

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $198,879,066,
$483,315,752 and $243,341,295, respectively)	$222,373,330	$520,218,503	$267,427,889
Cash	47,028	105,420	55,161
Receivable for investments sold	1,940,786	3,297,229	—
Receivable for capital shares sold	326,220	427,851	244,344
Distributions receivable from affiliates	216,623	480,958	232,796
	224,903,987	524,529,961	267,960,190

Liabilities
Payable for investments purchased	229,834	510,396	448,217
Payable for capital shares redeemed	2,253,549	3,699,452	30,378
Accrued administrative fees	30,951	73,236	36,614
Service fees (and distribution fees — A Class and R Class) payable	19,365	39,539	22,439
Distribution fees payable	17	109	64
	2,533,716	4,322,732	537,712

Net Assets	$222,370,271	$520,207,229	$267,422,478

Net Assets Consist of:
Capital (par value and paid-in surplus)	$211,694,916	$502,352,790	$243,753,542
Undistributed net investment income	214,914	4,154,710	1,926,756
Accumulated net realized loss on investment transactions	(13,033,823)	(23,203,022)	(2,344,414)
Net unrealized appreciation on investments	23,494,264	36,902,751	24,086,594
	$222,370,271	$520,207,229	$267,422,478

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG Income Portfolio
Investor Class, $0.01 Par Value	$102,497,064	9,980,891	$10.27
Institutional Class, $0.01 Par Value	$39,201,507	3,816,444	$10.27
A Class, $0.01 Par Value	$68,109,845	6,633,812	$10.27*
C Class, $0.01 Par Value	$34,993	3,406	$10.27
R Class, $0.01 Par Value	$12,526,862	1,220,803	$10.26
LIVESTRONG 2015 Portfolio
Investor Class, $0.01 Par Value	$284,172,436	26,407,617	$10.76
Institutional Class, $0.01 Par Value	$82,264,452	7,631,944	$10.78
A Class, $0.01 Par Value	$115,944,834	10,790,083	$10.75*
C Class, $0.01 Par Value	$182,170	16,995	$10.72
R Class, $0.01 Par Value	$37,643,337	3,507,644	$10.73
LIVESTRONG 2020 Portfolio
Investor Class, $0.01 Par Value	$127,604,427	13,721,018	$9.30
Institutional Class, $0.01 Par Value	$44,304,031	4,760,850	$9.31
A Class, $0.01 Par Value	$80,483,125	8,670,617	$9.28*
C Class, $0.01 Par Value	$102,784	11,096	$9.26
R Class, $0.01 Par Value	$14,928,111	1,610,600	$9.27
*Maximum offering price $10.90, $11.41, $9.85 (net asset value divided by 0.9425) for LIVESTRONG Income, LIVESTRONG 2015 and
LIVESTRONG 2020, respectively.
See Notes to Financial Statements.

July 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2025 Portfolio	2030 Portfolio	2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $639,787,652,
$197,913,331 and $410,777,860, respectively)	$687,786,553	$219,408,949	$436,471,303
Cash	136,574	47,015	89,605
Receivable for investments sold	13,197,339	—	5,491,777
Receivable for capital shares sold	495,906	237,759	629,634
Distributions receivable from affiliates	551,784	152,959	266,189
	702,168,156	219,846,682	442,948,508

Liabilities
Payable for investments purchased	585,968	200,411	282,825
Payable for capital shares redeemed	13,661,748	190,076	6,103,512
Accrued administrative fees	98,108	30,278	61,351
Service fees (and distribution fees — A Class and R Class) payable	48,153	20,106	34,710
Distribution fees payable	133	45	38
	14,394,110	440,916	6,482,436

Net Assets	$687,774,046	$219,405,766	$436,466,072

Net Assets Consist of:
Capital (par value and paid-in surplus)	$664,899,465	$198,426,194	$426,896,185
Undistributed net investment income	4,969,400	1,325,749	2,538,182
Accumulated net realized loss on investment transactions	(30,093,720)	(1,841,795)	(18,661,738)
Net unrealized appreciation on investments	47,998,901	21,495,618	25,693,443
	$687,774,046	$219,405,766	$436,466,072

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2025 Portfolio
Investor Class, $0.01 Par Value	$393,153,727	36,458,207	$10.78
Institutional Class, $0.01 Par Value	$103,770,286	9,613,395	$10.79
A Class, $0.01 Par Value	$143,044,657	13,281,597	$10.77*
C Class, $0.01 Par Value	$372,781	34,702	$10.74
R Class, $0.01 Par Value	$47,432,595	4,411,091	$10.75
LIVESTRONG 2030 Portfolio
Investor Class, $0.01 Par Value	$99,983,292	11,169,940	$8.95
Institutional Class, $0.01 Par Value	$33,646,879	3,757,351	$8.95
A Class, $0.01 Par Value	$71,159,091	7,968,715	$8.93*
C Class, $0.01 Par Value	$161,814	18,150	$8.92
R Class, $0.01 Par Value	$14,454,690	1,620,281	$8.92
LIVESTRONG 2035 Portfolio
Investor Class, $0.01 Par Value	$231,715,906	21,224,810	$10.92
Institutional Class, $0.01 Par Value	$66,385,003	6,071,856	$10.93
A Class, $0.01 Par Value	$103,002,239	9,446,118	$10.90*
C Class, $0.01 Par Value	$86,470	7,952	$10.87
R Class, $0.01 Par Value	$35,276,454	3,239,414	$10.89
*Maximum offering price $11.43, $9.47, $11.56 (net asset value divided by 0.9425) for LIVESTRONG 2025, LIVESTRONG 2030 and
LIVESTRONG 2035, respectively.
See Notes to Financial Statements.

July 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2040 Portfolio	2045 Portfolio	2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $104,083,145,
$235,123,537 and $33,007,086, respectively)	$114,632,645	$245,366,664	$35,279,364
Cash	24,446	46,293	7,611
Receivable for investments sold	53,445	6,431,995	—
Receivable for capital shares sold	87,182	310,691	102,349
Distributions receivable from affiliates	56,449	111,237	12,939
	114,854,167	252,266,880	35,402,263

Liabilities
Payable for investments purchased	60,041	118,245	93,731
Payable for capital shares redeemed	136,160	6,734,179	21,136
Accrued administrative fees	14,779	31,509	4,276
Service fees (and distribution fees — A Class and R Class) payable	11,440	18,127	3,879
Distribution fees payable	31	37	18
	222,451	6,902,097	123,040

Net Assets	$114,631,716	$245,364,783	$35,279,223

Net Assets Consist of:
Capital (par value and paid-in surplus)	$104,361,636	$247,256,812	$33,274,131
Undistributed net investment income	528,130	1,160,476	123,456
Accumulated net realized loss on investment transactions	(807,550)	(13,295,632)	(390,642)
Net unrealized appreciation on investments	10,549,500	10,243,127	2,272,278
	$114,631,716	$245,364,783	$35,279,223

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2040 Portfolio
Investor Class, $0.01 Par Value	$41,985,216	4,812,345	$8.72
Institutional Class, $0.01 Par Value	$22,593,248	2,587,939	$8.73
A Class, $0.01 Par Value	$42,211,921	4,845,880	$8.71*
C Class, $0.01 Par Value	$68,332	7,869	$8.68
R Class, $0.01 Par Value	$7,772,999	893,988	$8.69
LIVESTRONG 2045 Portfolio
Investor Class, $0.01 Par Value	$113,447,338	10,484,671	$10.82
Institutional Class, $0.01 Par Value	$57,836,286	5,337,922	$10.83
A Class, $0.01 Par Value	$56,695,102	5,248,530	$10.80*
C Class, $0.01 Par Value	$59,326	5,505	$10.78
R Class, $0.01 Par Value	$17,326,731	1,605,892	$10.79
LIVESTRONG 2050 Portfolio
Investor Class, $0.01 Par Value	$10,225,398	1,210,184	$8.45
Institutional Class, $0.01 Par Value	$8,482,258	1,002,371	$8.46
A Class, $0.01 Par Value	$13,463,325	1,596,010	$8.44*
C Class, $0.01 Par Value	$32,028	3,804	$8.42
R Class, $0.01 Par Value	$3,076,214	365,050	$8.43
*Maximum offering price $9.24, $11.46, $8.95 (net asset value divided by 0.9425) for LIVESTRONG 2040, LIVESTRONG 2045 and
LIVESTRONG 2050, respectively.
See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 4,751,357	$10,039,952	$ 4,332,010

Expenses:
Administrative fees:
Investor Class	201,286	510,021	220,477
A Class	113,402	160,394	93,492
C Class	21	84	45
R Class	18,736	54,896	20,200
Distribution fees — C Class	80	316	170
Service fees — C Class	27	105	57
Distribution and service fees:
A Class	141,751	200,492	116,865
R Class	46,841	137,241	50,500
Directors’ fees and expenses	9,069	18,694	8,426
Proxy expenses	3,778	8,230	3,123
	534,991	1,090,473	513,355

Net investment income (loss)	4,216,366	8,949,479	3,818,655

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sale of investments
in underlying funds	(126,428)	(4,579,870)	137,981

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	13,604,462	35,649,394	14,314,949

Net realized and unrealized gain (loss) on affiliates	13,478,034	31,069,524	14,452,930

Net Increase (Decrease) in Net Assets
Resulting from Operations	$17,694,400	$40,019,003	$18,271,585

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2025 Portfolio	2030 Portfolio	2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$11,908,398	$ 2,986,962	$ 6,238,121

Expenses:
Administrative fees:
Investor Class	730,557	172,785	418,598
A Class	189,807	83,112	135,510
C Class	76	36	39
R Class	65,936	20,472	45,997
Distribution fees — C Class	284	134	146
Service fees — C Class	95	45	49
Distribution and service fees:
A Class	237,259	103,890	169,388
R Class	164,840	51,180	114,992
Directors’ fees and expenses	24,611	7,081	15,320
Proxy expenses	11,343	3,153	10,652
	1,424,808	441,888	910,691

Net investment income (loss)	10,483,590	2,545,074	5,327,430

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sale of investments
in underlying funds	(9,470,835)	173,064	(6,312,800)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	59,600,664	12,892,175	40,076,977

Net realized and unrealized gain (loss) on affiliates	50,129,829	13,065,239	33,764,177

Net Increase (Decrease) in Net Assets
Resulting from Operations	$60,613,419	$15,610,313	$39,091,607

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2010
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2040 Portfolio	2045 Portfolio	2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$1,251,929	$ 3,037,911	$ 288,148

Expenses:
Administrative fees:
Investor Class	66,884	209,128	13,549
A Class	46,519	73,598	13,719
C Class	28	39	23
R Class	11,830	22,218	3,173
Distribution fees — C Class	106	145	84
Service fees — C Class	35	49	28
Distribution and service fees:
A Class	58,149	91,997	17,148
R Class	29,574	55,546	7,934
Directors’ fees and expenses	3,481	8,291	942
Proxy expenses	3,982	11,777	3,762
	220,588	472,788	60,362

Net investment income (loss)	1,031,341	2,565,123	227,786

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sale of investments
in underlying funds	(10,558)	(4,303,375)	(90,527)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	6,470,949	24,427,791	1,504,155

Net realized and unrealized gain (loss) on affiliates	6,460,391	20,124,416	1,413,628

Net Increase (Decrease) in Net Assets
Resulting from Operations	$7,491,732	$22,689,539	$1,641,414

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 4,216,366	$ 2,613,786	$ 8,949,479	$ 6,716,232
Net realized gain (loss)	(126,428)	(12,223,837)	(4,579,870)	(17,104,784)
Change in net unrealized
appreciation (depreciation)	13,604,462	9,836,410	35,649,394	1,797,021
Net increase (decrease) in net assets
resulting from operations	17,694,400	226,359	40,019,003	(8,591,531)

Distributions to Shareholders
From net investment income:
Investor Class	(2,206,291)	(1,891,448)	(4,463,585)	(5,150,679)
Institutional Class	(744,330)	(380,646)	(1,368,794)	(667,576)
A Class	(1,055,217)	(249,615)	(1,134,136)	(842,999)
C Class	(81)	—	—	—
R Class	(147,212)	(36,296)	(317,118)	(170,136)
From net realized gains:
Investor Class	—	(405,727)	—	(1,965,341)
Institutional Class	—	(79,352)	—	(241,939)
A Class	—	(72,879)	—	(344,341)
R Class	—	(12,048)	—	(74,791)
Decrease in net assets from distributions	(4,153,131)	(3,128,011)	(7,283,633)	(9,457,802)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	50,632,210	93,346,171	157,121,897	140,167,568

Net increase (decrease) in net assets	64,173,479	90,444,519	189,857,267	122,118,235

Net Assets
Beginning of period	158,196,792	67,752,273	330,349,962	208,231,727
End of period	$222,370,271	$158,196,792	$520,207,229	$330,349,962

Undistributed net investment income	$214,914	$151,679	$4,154,710	$2,488,864

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 3,818,655	$ 998,442	$ 10,483,590	$ 7,970,000
Net realized gain (loss)	137,981	(2,265,500)	(9,470,835)	(18,294,566)
Change in net unrealized
appreciation (depreciation)	14,314,949	9,783,711	59,600,664	(8,435,503)
Net increase (decrease) in net assets
resulting from operations	18,271,585	8,516,653	60,613,419	(18,760,069)

Distributions to Shareholders
From net investment income:
Investor Class	(1,688,609)	(71,188)	(5,629,840)	(5,950,462)
Institutional Class	(522,929)	(11,369)	(1,558,390)	(1,225,708)
A Class	(468,137)	(12,872)	(1,074,979)	(799,325)
R Class	(104,320)	(11,706)	(308,725)	(135,485)
From net realized gains:
Investor Class	(128,380)	—	—	(3,244,442)
Institutional Class	(35,286)	—	—	(624,145)
A Class	(42,315)	—	—	(471,571)
R Class	(11,626)	—	—	(87,038)
Decrease in net assets from distributions	(3,001,602)	(107,135)	(8,571,934)	(12,538,176)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	132,134,943	110,507,216	177,818,886	198,757,669

Net increase (decrease) in net assets	147,404,926	118,916,734	229,860,371	167,459,424

Net Assets
Beginning of period	120,017,552	1,100,818	457,913,675	290,454,251
End of period	$267,422,478	$120,017,552	$687,774,046	$457,913,675

Undistributed net investment income	$1,926,756	$892,096	$4,969,400	$3,057,750

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,545,074	$ 672,384	$ 5,327,430	$ 3,920,540
Net realized gain (loss)	173,064	(1,795,860)	(6,312,800)	(11,046,566)
Change in net unrealized
appreciation (depreciation)	12,892,175	8,609,759	40,076,977	(10,372,689)
Net increase (decrease) in net assets
resulting from operations	15,610,313	7,486,283	39,091,607	(17,498,715)

Distributions to Shareholders
From net investment income:
Investor Class	(1,067,099)	(36,634)	(2,690,075)	(2,790,828)
Institutional Class	(337,882)	(8,184)	(813,193)	(561,509)
A Class	(347,879)	(5,403)	(639,672)	(435,681)
R Class	(73,615)	(15,299)	(156,330)	(73,773)
From net realized gains:
Investor Class	(121,629)	—	—	(2,117,074)
Institutional Class	(33,243)	—	—	(396,869)
A Class	(49,531)	—	—	(363,962)
R Class	(13,939)	—	—	(68,580)
Decrease in net assets from distributions	(2,044,817)	(65,520)	(4,299,270)	(6,808,276)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	110,979,695	86,795,822	140,993,510	110,729,046

Net increase (decrease) in net assets	124,545,191	94,216,585	175,785,847	86,422,055

Net Assets
Beginning of period	94,860,575	643,990	260,680,225	174,258,170
End of period	$219,405,766	$94,860,575	$436,466,072	$260,680,225

Undistributed net investment income	$1,325,749	$607,150	$2,538,182	$1,510,022

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,031,341	$ 232,457	$ 2,565,123	$ 2,149,994
Net realized gain (loss)	(10,558)	(754,318)	(4,303,375)	(7,438,967)
Change in net unrealized
appreciation (depreciation)	6,470,949	4,078,190	24,427,791	(10,606,884)
Net increase (decrease) in net assets
resulting from operations	7,491,732	3,556,329	22,689,539	(15,895,857)

Distributions to Shareholders
From net investment income:
Investor Class	(344,746)	(16,296)	(1,209,264)	(1,472,652)
Institutional Class	(176,416)	(1,179)	(562,617)	(568,816)
A Class	(151,094)	(2,891)	(312,014)	(216,154)
R Class	(32,698)	(10,677)	(65,021)	(30,172)
From net realized gains:
Investor Class	(19,542)	—	—	(1,312,952)
Institutional Class	(8,431)	—	—	(470,646)
A Class	(11,184)	—	—	(213,458)
R Class	(3,480)	—	—	(33,394)
Decrease in net assets from distributions	(747,591)	(31,043)	(2,148,916)	(4,318,244)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	69,758,316	33,755,308	82,586,901	45,933,636

Net increase (decrease) in net assets	76,502,457	37,280,594	103,127,524	25,719,535

Net Assets
Beginning of period	38,129,259	848,665	142,237,259	116,517,724
End of period	$114,631,716	$38,129,259	$245,364,783	$142,237,259

Undistributed net investment income	$528,130	$201,743	$1,160,476	$744,269

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2010 AND JULY 31, 2009
	LIVESTRONG 2050 Portfolio
Increase (Decrease) in Net Assets	2010	2009
Operations
Net investment income (loss)	$ 227,786	$ 51,261
Net realized gain (loss)	(90,527)	(294,289)
Change in net unrealized appreciation (depreciation)	1,504,155	786,829
Net increase (decrease) in net assets resulting from operations	1,641,414	543,801

Distributions to Shareholders
From net investment income:
Investor Class	(47,343)	(8,507)
Institutional Class	(51,865)	(10,356)
A Class	(32,082)	(179)
R Class	(5,224)	(502)
From net realized gains:
Investor Class	(1,689)	—
Institutional Class	(1,512)	—
A Class	(1,587)	—
R Class	(422)	—
Decrease in net assets from distributions	(141,724)	(19,544)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	26,623,802	6,149,716

Net increase (decrease) in net assets	28,123,492	6,673,973

Net Assets
Beginning of period	7,155,731	481,758
End of period	$35,279,223	$7,155,731

Undistributed net investment income	$123,456	$32,184

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio (collectively, the funds) are nine funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the eight target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, Institutional Class, the A Class (formerly Advisor Class), the C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the funds’ C Class commenced on March 1, 2010.

Security Valuations — Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio, and LIVESTRONG 2045 Portfolio are no longer subject to examination by tax authorities for years prior to 2007. For LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio, and LIVESTRONG 2050 Portfolio all tax years remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the eight target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class of the funds is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2010, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor (non-voting shares) in ACC.

3. Investment Transactions

Investment transactions for the year ended July 31, 2010, were as follows:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Purchases	$76,625,576	$197,242,302	$147,530,320	$236,179,996	$122,328,862
Sales	$25,936,576	$38,462,074	$14,579,345	$56,457,849	$10,849,442

		LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
		2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Purchases		$170,460,115	$72,545,044	$99,508,564	$29,430,011
Sales		$28,441,227	$2,502,984	$16,506,441	$2,720,085

4. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG Income Portfolio
Investor Class
Sold	2,184,083	$ 22,000,029	18,698,026	$ 167,113,157
Issued in reinvestment of distributions	214,983	2,175,774	248,479	2,248,041
Redeemed	(2,436,052)	(24,569,889)	(13,569,378)	(119,654,444)
	(36,986)	(394,086)	5,377,127	49,706,754
Institutional Class
Sold	2,254,687	22,806,647	2,203,254	19,476,461
Issued in reinvestment of distributions	73,461	744,330	50,835	459,998
Redeemed	(1,144,764)	(11,599,020)	(536,074)	(4,816,742)
	1,183,384	11,951,957	1,718,015	15,119,717
A Class
Sold	4,719,612	47,468,266	3,611,889	32,498,100
Issued in reinvestment of distributions	98,440	997,333	35,451	321,543
Redeemed	(1,774,828)	(17,946,871)	(835,727)	(7,366,830)
	3,043,224	30,518,728	2,811,613	25,452,813
C Class			N/A
Sold	3,398	34,578
Issued in reinvestment of distributions	8	81
	3,406	34,659
R Class
Sold	1,266,751	12,691,175	406,615	3,736,252
Issued in reinvestment of distributions	14,206	144,087	5,385	47,928
Redeemed	(424,199)	(4,314,310)	(80,992)	(717,293)
	856,758	8,520,952	331,008	3,066,887
Net increase (decrease)	5,049,786	$ 50,632,210	10,237,763	$ 93,346,171
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2015 Portfolio
Investor Class
Sold	8,952,469	$ 94,715,987	22,036,378	$ 202,222,781
Issued in reinvestment of distributions	420,673	4,438,097	786,589	7,063,567
Redeemed	(4,965,891)	(52,328,242)	(15,032,106)	(136,940,716)
	4,407,251	46,825,842	7,790,861	72,345,632
Institutional Class
Sold	2,625,484	27,552,878	5,289,808	48,352,553
Issued in reinvestment of distributions	129,621	1,368,794	101,282	909,515
Redeemed	(1,140,994)	(12,013,568)	(937,904)	(8,499,045)
	1,614,111	16,908,104	4,453,186	40,763,023
A Class
Sold	8,713,060	91,872,960	2,828,051	26,297,380
Issued in reinvestment of distributions	99,377	1,048,428	130,939	1,175,836
Redeemed	(2,119,946)	(22,428,079)	(1,005,660)	(9,384,716)
	6,692,491	70,493,309	1,953,330	18,088,500
C Class			N/A
Sold	16,995	182,153

R Class
Sold	3,023,842	31,852,385	1,828,044	16,821,336
Issued in reinvestment of distributions	27,956	295,219	26,161	234,927
Redeemed	(896,895)	(9,435,115)	(868,132)	(8,085,850)
	2,154,903	22,712,489	986,073	8,970,413
Net increase (decrease)	14,885,751	$157,121,897	15,183,450	$ 140,167,568
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2020 Portfolio
Investor Class
Sold	5,126,049	$ 46,479,800	27,157,029	$ 210,655,998
Issued in reinvestment of distributions	198,914	1,814,092	9,330	71,188
Redeemed	(2,386,514)	(21,522,805)	(16,496,812)	(126,304,813)
	2,938,449	26,771,087	10,669,547	84,422,373
Institutional Class
Sold	2,860,294	25,944,916	2,804,118	21,239,817
Issued in reinvestment of distributions	61,208	558,215	1,490	11,369
Redeemed	(701,267)	(6,435,507)	(266,680)	(2,037,321)
	2,220,235	20,067,624	2,538,928	19,213,865
A Class
Sold	9,414,120	85,093,641	485,585	3,886,194
Issued in reinvestment of distributions	55,971	510,452	1,687	12,872
Redeemed	(1,258,687)	(11,371,839)	(28,684)	(226,837)
	8,211,404	74,232,254	458,588	3,672,229
C Class			N/A
Sold	11,096	101,394

R Class
Sold	1,616,523	14,574,000	441,491	3,608,622
Issued in reinvestment of distributions	12,710	115,914	1,534	11,706
Redeemed	(406,400)	(3,727,330)	(55,883)	(421,579)
	1,222,833	10,962,584	387,142	3,198,749
Net increase (decrease)	14,604,017	$132,134,943	14,054,205	$ 110,507,216
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2025 Portfolio
Investor Class
Sold	10,707,619	$112,955,118	32,596,486	$ 293,192,970
Issued in reinvestment of distributions	529,924	5,611,894	1,046,971	9,161,018
Redeemed	(6,947,516)	(73,413,347)	(19,969,203)	(177,575,845)
	4,290,027	45,153,665	13,674,254	124,778,143
Institutional Class
Sold	2,680,022	28,225,921	5,025,377	44,620,828
Issued in reinvestment of distributions	147,157	1,558,390	211,413	1,849,853
Redeemed	(1,204,515)	(12,708,793)	(1,078,207)	(9,830,657)
	1,622,664	17,075,518	4,158,583	36,640,024
A Class
Sold	10,386,950	109,810,806	3,796,789	34,330,412
Issued in reinvestment of distributions	92,438	979,846	144,407	1,263,560
Redeemed	(2,301,528)	(24,335,389)	(1,254,939)	(11,345,728)
	8,177,860	86,455,263	2,686,257	24,248,244
C Class			N/A
Sold	34,702	369,670

R Class
Sold	3,458,392	36,451,313	1,610,391	14,596,950
Issued in reinvestment of distributions	26,847	284,575	23,819	208,417
Redeemed	(754,323)	(7,971,118)	(190,859)	(1,714,109)
	2,730,916	28,764,770	1,443,351	13,091,258
Net increase (decrease)	16,856,169	$177,818,886	21,962,445	$ 198,757,669
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2030 Portfolio
Investor Class
Sold	3,912,912	$ 34,150,499	21,407,615	$156,161,055
Issued in reinvestment of distributions	134,491	1,184,863	5,047	36,137
Redeemed	(1,626,724)	(14,163,323)	(12,730,080)	(91,576,604)
	2,420,679	21,172,039	8,682,582	64,620,588
Institutional Class
Sold	1,998,408	17,512,277	2,368,824	16,803,262
Issued in reinvestment of distributions	42,125	371,125	1,145	8,184
Redeemed	(461,324)	(4,047,600)	(192,452)	(1,365,186)
	1,579,209	13,835,802	2,177,517	15,446,260
A Class
Sold	8,696,020	75,624,511	467,504	3,491,863
Issued in reinvestment of distributions	45,160	397,410	756	5,403
Redeemed	(1,193,263)	(10,396,735)	(48,087)	(351,751)
	7,547,917	65,625,186	420,173	3,145,515
C Class			N/A
Sold	18,150	161,324

R Class
Sold	1,676,516	14,587,178	511,522	4,063,426
Issued in reinvestment of distributions	9,934	87,520	2,140	15,299
Redeemed	(511,840)	(4,489,354)	(68,616)	(495,266)
	1,174,610	10,185,344	445,046	3,583,459
Net increase (decrease)	12,740,565	$110,979,695	11,725,318	$ 86,795,822
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2035 Portfolio
Investor Class
Sold	7,508,667	$ 80,076,813	15,299,408	$136,512,600
Issued in reinvestment of distributions	249,330	2,685,282	568,003	4,896,188
Redeemed	(4,028,136)	(43,126,429)	(9,015,703)	(79,453,689)
	3,729,861	39,635,666	6,851,708	61,955,099
Institutional Class
Sold	2,018,899	21,511,238	3,274,007	28,605,892
Issued in reinvestment of distributions	75,505	813,193	111,052	958,378
Redeemed	(792,577)	(8,482,180)	(604,926)	(5,288,948)
	1,301,827	13,842,251	2,780,133	24,275,322
A Class
Sold	7,418,021	79,117,746	2,405,740	21,576,278
Issued in reinvestment of distributions	51,157	550,958	91,719	791,531
Redeemed	(1,403,594)	(15,003,429)	(700,595)	(6,258,117)
	6,065,584	64,665,275	1,796,864	16,109,692
C Class			N/A
Sold	7,952	87,137

R Class
Sold	2,588,166	27,661,446	1,031,714	9,297,204
Issued in reinvestment of distributions	12,538	135,037	15,842	136,697
Redeemed	(471,005)	(5,033,302)	(118,195)	(1,044,968)
	2,129,699	22,763,181	929,361	8,388,933
Net increase (decrease)	13,234,923	$140,993,510	12,358,066	$110,729,046
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2040 Portfolio
Investor Class
Sold	2,448,495	$20,766,942	6,667,507	$ 46,398,192
Issued in reinvestment of distributions	42,116	363,458	2,393	16,296
Redeemed	(826,471)	(7,020,496)	(3,611,169)	(24,864,481)
	1,664,140	14,109,904	3,058,731	21,550,007
Institutional Class
Sold	1,589,263	13,536,611	1,366,315	9,109,351
Issued in reinvestment of distributions	21,419	184,847	173	1,179
Redeemed	(293,039)	(2,515,316)	(96,817)	(658,594)
	1,317,643	11,206,142	1,269,671	8,451,936
A Class
Sold	5,300,972	44,957,456	221,418	1,546,579
Issued in reinvestment of distributions	18,804	162,278	424	2,891
Redeemed	(674,479)	(5,710,323)	(21,884)	(151,240)
	4,645,297	39,409,411	199,958	1,398,230
C Class			N/A
Sold	7,869	68,173

R Class
Sold	850,629	7,161,309	360,415	2,744,768
Issued in reinvestment of distributions	4,165	35,945	1,568	10,677
Redeemed	(264,895)	(2,232,568)	(58,519)	(400,310)
	589,899	4,964,686	303,464	2,355,135
Net increase (decrease)	8,224,848	$69,758,316	4,831,824	$ 33,755,308
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2045 Portfolio
Investor Class
Sold	4,194,877	$ 44,480,212	5,655,690	$49,850,208
Issued in reinvestment of distributions	112,216	1,202,953	328,649	2,767,177
Redeemed	(2,696,306)	(28,650,407)	(3,046,344)	(26,737,712)
	1,610,787	17,032,758	2,937,995	25,879,673
Institutional Class
Sold	2,349,268	24,498,658	1,773,404	15,431,701
Issued in reinvestment of distributions	52,483	562,617	123,451	1,039,462
Redeemed	(671,080)	(7,121,731)	(823,627)	(7,441,026)
	1,730,671	17,939,544	1,073,228	9,030,137
A Class
Sold	4,520,937	47,724,570	1,094,726	9,314,758
Issued in reinvestment of distributions	26,822	287,269	50,634	426,339
Redeemed	(1,131,070)	(11,984,861)	(247,353)	(2,181,953)
	3,416,689	36,026,978	898,007	7,559,144
C Class			N/A
Sold	5,505	61,005

R Class
Sold	1,394,358	14,752,941	502,089	4,299,317
Issued in reinvestment of distributions	5,467	58,605	6,079	51,182
Redeemed	(313,238)	(3,284,930)	(103,842)	(885,817)
	1,086,587	11,526,616	404,326	3,464,682
Net increase (decrease)	7,850,239	$ 82,586,901	5,313,556	$45,933,636
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2010(1)		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2050 Portfolio
Investor Class
Sold	1,278,063	$10,637,873	655,827	$ 4,433,260
Issued in reinvestment of distributions	5,827	48,830	1,292	8,453
Redeemed	(536,639)	(4,474,798)	(244,500)	(1,606,061)
	747,251	6,211,905	412,619	2,835,652
Institutional Class
Sold	815,071	6,734,114	493,540	3,313,874
Issued in reinvestment of distributions	6,369	53,377	1,583	10,356
Redeemed	(244,604)	(1,994,120)	(70,213)	(482,585)
	576,836	4,793,371	424,910	2,841,645
A Class
Sold	1,831,737	15,075,296	45,591	310,177
Issued in reinvestment of distributions	4,018	33,669	27	179
Redeemed	(284,881)	(2,325,820)	(1,107)	(7,497)
	1,550,874	12,783,145	44,511	302,859
C Class			N/A
Sold	3,804	31,774

R Class
Sold	410,331	3,378,344	29,516	203,431
Issued in reinvestment of distributions	645	5,406	77	502
Redeemed	(70,964)	(580,143)	(5,180)	(34,373)
	340,012	2,803,607	24,413	169,560
Net increase (decrease)	3,218,777	$26,623,802	906,453	$ 6,149,716
(1) March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the year ended July 31, 2010 follows:

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG Income Portfolio
NT Equity Growth Fund
Institutional Class	2,787,244	$ 9,877,973	$ 4,875,235	$(261,930)	$ 309,214	3,439,712	$ 28,962,377
NT Growth Fund
Institutional Class	1,191,828	4,171,973	1,804,851	(6,115)	56,084	1,439,628	14,525,843
NT Large Company
Value Fund
Institutional Class	2,563,045	8,611,636	3,439,541	24,217	376,323	3,265,018	24,520,284
NT Mid Cap Value Fund
Institutional Class	826,168	2,123,141	1,045,416	(21,157)	130,519	951,588	8,992,508
NT Small Company
Fund Institutional Class	545,562	1,236,990	677,833	50,626	17,633	628,454	4,531,151
NT Vista Fund
Institutional Class	531,826	1,801,678	691,936	(4,324)	530	675,757	5,669,601
Real Estate Fund
Institutional Class	138,750	399,671	359,253	39,916	33,514	140,184	2,321,449
High-Yield Fund
Institutional Class	1,118,004	2,083,144	319,711	(27,786)	643,204	1,431,037	8,528,981
Inflation-Adjusted Bond
Fund Institutional Class	1,050,025	5,339,192	1,299,426	1,144	480,905	1,402,114	16,530,927
NT Diversified Bond
Fund Institutional Class	3,920,806	22,701,921	6,560,754	18,936	2,017,958	5,456,060	59,198,249
Premium Money Market
Fund Investor Class	15,019,816	8,075,927	1,299,797	—	14,343	21,795,946	21,795,946
International Bond Fund
Institutional Class	761,308	6,001,389	1,193,728	(60,603)	540,020	1,097,284	15,669,213
NT International Growth
Fund Institutional Class	1,102,468	4,200,941	2,495,523	120,648	131,110	1,301,380	11,126,801
		$76,625,576	$26,063,004	$(126,428)	$4,751,357		$222,373,330
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2015 Portfolio
NT Equity Growth Fund
Institutional Class	5,557,150	$ 23,447,534	$ 4,666,864	$ (968,655)	$ 654,475	7,922,047	$ 66,703,638
NT Growth Fund
Institutional Class	3,048,884	13,203,866	3,658,353	(177,845)	143,291	4,035,942	40,722,654
NT Large Company
Value Fund
Institutional Class	5,426,807	22,009,242	5,211,166	(1,422,073)	834,781	7,844,148	58,909,552
NT Mid Cap Value Fund
Institutional Class	2,141,941	6,933,712	2,637,850	(343,414)	341,806	2,651,591	25,057,533
NT Small Company
Fund Institutional Class	1,128,158	3,199,914	1,074,271	(360,984)	37,741	1,503,665	10,841,428
NT Vista Fund
Institutional Class	1,643,618	6,168,317	1,840,476	(367,173)	1,612	2,232,357	18,729,477
Real Estate Fund
Institutional Class	367,873	1,646,469	1,080,554	(152,059)	91,037	419,636	6,949,164
High-Yield Fund
Institutional Class	2,206,883	6,210,351	562,761	(62,128)	1,357,605	3,197,121	19,054,842
Inflation-Adjusted Bond
Fund Institutional Class	2,088,019	14,449,274	2,370,679	1,085	1,028,768	3,137,017	36,985,431
NT Diversified Bond
Fund Institutional Class	7,755,907	56,095,182	9,831,407	84,732	4,233,410	12,149,820	131,825,545
Premium Money Market
Fund Investor Class	21,866,634	17,328,030	1,621,801	—	21,671	37,572,863	37,572,863
NT Emerging Markets
Fund Institutional Class	599,683	1,797,577	1,749,780	170,209	6,476	589,212	5,379,510
NT International Growth
Fund Institutional Class	2,761,408	11,078,505	5,655,315	(899,016)	327,412	3,526,193	30,148,953
International Bond Fund
Institutional Class	1,320,292	13,674,329	1,080,667	(82,549)	959,867	2,194,532	31,337,913
		$197,242,302	$43,041,944	$(4,579,870)	$10,039,952		$520,218,503
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2020 Portfolio
NT Equity Growth Fund
Institutional Class	1,970,129	$ 16,993,955	$ 1,199,326	$ (2,548)	$ 284,163	3,878,540	$ 32,657,309
NT Growth Fund
Institutional Class	1,274,756	11,713,068	1,524,737	38,878	70,375	2,314,648	23,354,798
NT Large Company
Value Fund
Institutional Class	2,008,361	16,105,515	1,053,965	14,417	379,111	4,017,766	30,173,425
NT Mid Cap Value Fund
Institutional Class	852,435	6,677,462	505,605	14,129	175,090	1,539,491	14,548,185
NT Small Company
Fund Institutional Class	510,117	2,655,449	407,379	6,496	18,161	845,512	6,096,139
NT Vista Fund
Institutional Class	714,014	6,489,480	510,988	(4,904)	896	1,458,784	12,239,200
Real Estate Fund
Institutional Class	159,305	1,553,004	266,395	13,827	48,182	251,633	4,167,046
High-Yield Fund
Institutional Class	754,254	4,698,460	185,362	(2,590)	582,842	1,539,353	9,174,546
Inflation-Adjusted Bond
Fund Institutional Class	708,859	10,896,503	853,662	(10,810)	453,927	1,579,190	18,618,647
NT Diversified Bond
Fund Institutional Class	2,664,978	40,810,299	5,223,091	(640)	1,838,822	6,041,522	65,550,510
NT Emerging Markets
Fund Institutional Class	389,234	2,989,210	498,733	35,770	7,018	670,909	6,125,402
NT International Growth
Fund Institutional Class	1,162,977	9,703,087	1,513,648	61,155	166,096	2,143,671	18,328,388
International Bond Fund
Institutional Class	370,258	8,446,266	422,118	(25,199)	301,009	925,247	13,212,522
Premium Money Market
Fund Investor Class	5,659,565	7,798,562	276,355	—	6,318	13,181,772	13,181,772
		$147,530,320	$14,441,364	$137,981	$4,332,010		$267,427,889
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2025 Portfolio
NT Equity Growth Fund
Institutional Class	7,648,927	$ 24,810,006	$ 4,632,398	$(1,161,132)	$ 869,982	10,213,367	$ 85,996,550
NT Growth Fund
Institutional Class	5,769,287	20,301,111	7,277,064	(633,834)	261,941	7,160,830	72,252,772
NT Large Company
Value Fund
Institutional Class	7,968,242	26,375,652	7,829,856	(2,403,797)	1,181,858	10,764,674	80,842,699
NT Mid Cap Value Fund
Institutional Class	3,096,495	8,189,833	1,762,162	(287,292)	502,799	3,836,306	36,253,096
NT Small Company
Fund Institutional Class	2,718,383	5,109,161	3,772,461	(1,238,312)	87,810	3,111,305	22,432,510
NT Vista Fund
Institutional Class	3,018,698	10,557,280	2,297,696	(542,918)	3,115	4,127,302	34,628,066
Real Estate Fund
Institutional Class	703,700	2,312,309	2,704,274	(737,029)	172,845	735,902	12,186,531
High-Yield Fund
Institutional Class	2,529,543	6,785,537	669,268	(72,614)	1,550,240	3,602,657	21,471,837
Inflation-Adjusted Bond
Fund Institutional Class	2,456,206	16,929,116	3,047,503	3,181	1,191,140	3,661,210	43,165,662
NT Diversified Bond
Fund Institutional Class	9,068,819	68,353,142	16,266,648	160,316	4,932,307	14,013,841	152,050,171
NT Emerging Markets
Fund Institutional Class	1,813,244	5,320,849	3,682,660	(686,202)	23,927	2,075,983	18,953,721
NT International Growth
Fund Institutional Class	5,378,530	18,405,854	10,181,973	(1,850,559)	631,337	6,602,053	56,447,556
Premium Money Market
Fund Investor Class	21,493,826	13,979,554	1,588,937	—	20,695	33,884,443	33,884,443
International Bond Fund
Institutional Class	625,811	8,750,592	215,784	(20,643)	478,402	1,205,948	17,220,939
		$236,179,996	$65,928,684	$(9,470,835)	$11,908,398		$687,786,553
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2030 Portfolio
NT Equity Growth Fund
Institutional Class	1,610,477	$ 14,181,404	$ 668,537	$ 5,183	$ 238,454	3,234,860	$ 27,237,518
NT Growth Fund
Institutional Class	1,380,021	13,945,161	982,004	7,676	83,633	2,696,847	27,211,184
NT Large Company
Value Fund
Institutional Class	1,748,426	15,127,846	741,612	6,318	345,250	3,655,988	27,456,472
NT Mid Cap Value Fund
Institutional Class	669,431	5,399,675	571,548	9,570	137,732	1,205,850	11,395,280
NT Small Company
Fund Institutional Class	681,259	4,422,680	324,676	3,289	26,075	1,297,113	9,352,187
NT Vista Fund
Institutional Class	685,954	5,842,280	219,836	(1,658)	858	1,380,375	11,581,343
Real Estate Fund
Institutional Class	165,791	1,787,785	301,308	12,388	52,281	272,490	4,512,437
High-Yield Fund
Institutional Class	461,025	3,427,774	162,398	(3,235)	381,809	1,028,129	6,127,647
Inflation-Adjusted Bond
Fund Institutional Class	441,440	7,632,502	706,904	(6,729)	304,391	1,041,190	12,275,628
NT Diversified Bond
Fund Institutional Class	1,645,852	27,761,567	3,148,845	20,090	1,210,726	3,980,220	43,185,388
NT Emerging Markets
Fund Institutional Class	475,805	3,874,211	1,056,572	62,878	8,336	791,082	7,222,577
NT International Growth
Fund Institutional Class	1,239,635	11,553,918	1,313,005	57,294	192,668	2,451,952	20,964,188
Premium Money Market
Fund Investor Class	3,994,174	7,372,059	479,133	—	4,749	10,887,100	10,887,100
		$122,328,862	$10,676,378	$173,064	$2,986,962		$219,408,949
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2035 Portfolio
NT Equity Growth Fund
Institutional Class	4,750,635	$ 20,435,607	$ 2,401,026	$ (645,509)	$ 574,105	6,994,654	$ 58,894,990
NT Growth Fund
Institutional Class	4,071,949	19,789,758	2,784,067	(376,248)	204,467	5,836,944	58,894,767
NT Large Company
Value Fund
Institutional Class	5,155,073	22,621,853	3,597,701	(1,190,653)	827,020	7,842,222	58,895,088
NT Mid Cap Value Fund
Institutional Class	2,164,783	8,066,526	1,888,272	(382,905)	367,199	2,889,508	27,305,848
NT Small Company
Fund Institutional Class	1,819,959	5,777,780	1,764,125	(553,144)	63,610	2,511,719	18,109,495
NT Vista Fund
Institutional Class	2,216,542	9,308,481	1,188,231	(300,044)	2,349	3,266,102	27,402,595
Real Estate Fund
Institutional Class	508,499	2,346,361	1,977,115	(767,582)	134,345	596,089	9,871,240
High-Yield Fund
Institutional Class	1,094,665	4,174,579	393,284	(40,331)	722,901	1,757,667	10,475,696
Inflation-Adjusted Bond
Fund Institutional Class	1,029,010	10,408,634	1,681,835	(9,054)	561,663	1,785,605	21,052,281
NT Diversified Bond
Fund Institutional Class	3,846,878	38,659,400	7,387,693	82,158	2,299,997	6,814,188	73,933,936
NT Emerging Markets
Fund Institutional Class	1,582,020	6,159,937	3,079,316	(813,375)	22,837	2,026,730	18,504,049
NT International Growth
Fund Institutional Class	3,572,561	16,221,218	6,114,179	(1,316,113)	452,377	4,945,455	42,283,637
Premium Money Market
Fund Investor Class	4,854,883	6,489,981	497,183	—	5,251	10,847,681	10,847,681
		$170,460,115	$34,754,027	$(6,312,800)	$6,238,121		$436,471,303
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2040 Portfolio
NT Equity Growth Fund
Institutional Class	747,682	$10,219,919	$ 93,596	$ (615)	$ 131,612	1,964,688	$ 16,542,675
NT Growth Fund
Institutional Class	625,447	10,091,752	138,729	(6,550)	44,641	1,635,666	16,503,872
NT Large Company
Value Fund
Institutional Class	792,721	10,848,909	89,046	(1,361)	190,808	2,218,801	16,663,197
NT Mid Cap Value Fund
Institutional Class	351,915	4,781,660	86,706	587	89,780	872,897	8,248,878
NT Small Company
Fund Institutional Class	255,667	2,589,559	67,346	(778)	10,902	633,818	4,569,830
NT Vista Fund
Institutional Class	360,843	5,236,235	101,975	(2,583)	545	993,260	8,333,451
Real Estate Fund
Institutional Class	82,564	1,371,223	89,179	1,353	30,956	175,161	2,900,673
High-Yield Fund
Institutional Class	135,139	1,455,241	17,976	(398)	131,064	384,438	2,291,249
Inflation-Adjusted Bond
Fund Institutional Class	127,038	3,173,058	143,990	(1,796)	104,349	389,283	4,589,644
NT Diversified Bond
Fund Institutional Class	477,499	11,436,863	762,964	4,984	414,656	1,489,500	16,161,072
NT Emerging Markets
Fund Institutional Class	283,654	3,675,409	321,609	4,433	6,645	665,679	6,077,653
NT International Growth
Fund Institutional Class	531,961	7,665,216	600,426	(7,834)	95,971	1,374,322	11,750,451
		$72,545,044	$2,513,542	$(10,558)	$1,251,929		$114,632,645
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2045 Portfolio
NT Equity Growth Fund
Institutional Class	2,764,185	$13,822,320	$ 1,490,036	$ (394,539)	$ 340,955	4,296,331	$ 36,175,108
NT Growth Fund
Institutional Class	2,369,786	13,362,581	1,596,673	(190,244)	121,647	3,585,241	36,175,080
NT Large Company
Value Fund
Institutional Class	3,049,782	15,546,709	2,479,595	(803,824)	500,170	4,898,582	36,788,350
NT Mid Cap Value Fund
Institutional Class	1,309,619	5,843,239	807,300	(177,609)	231,020	1,885,622	17,819,126
NT Small Company
Fund Institutional Class	1,129,878	3,485,006	1,189,081	(367,384)	38,425	1,530,719	11,036,485
NT Vista Fund
Institutional Class	1,341,136	7,085,383	1,009,974	(260,857)	1,472	2,129,705	17,868,225
Real Estate Fund
Institutional Class	335,863	1,822,208	1,434,494	(602,101)	88,997	409,336	6,778,601
High-Yield Fund
Institutional Class	438,751	1,758,672	149,898	(14,010)	289,184	720,139	4,292,026
Inflation-Adjusted Bond
Fund Institutional Class	412,461	4,368,753	683,497	(1,838)	224,141	731,901	8,629,108
NT Diversified Bond
Fund Institutional Class	1,562,796	16,743,159	3,353,564	18,063	931,790	2,833,642	30,745,016
NT Emerging Markets
Fund Institutional Class	1,262,828	5,751,302	3,557,889	(791,829)	17,400	1,608,076	14,681,730
NT International Growth
Fund Institutional Class	1,938,885	9,919,232	3,057,815	(717,203)	252,710	2,851,206	24,377,809
		$99,508,564	$20,809,816	$(4,303,375)	$3,037,911		$245,366,664
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2009					July 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2050 Portfolio
NT Equity Growth Fund
Institutional Class	143,676	$ 4,491,439	$ 358,660	$(21,881)	$ 35,591	637,861	$ 5,370,792
NT Growth Fund
Institutional Class	123,025	4,454,552	392,649	(15,520)	10,762	532,286	5,370,762
NT Large Company
Value Fund
Institutional Class	158,713	4,691,934	388,507	(21,225)	53,478	726,891	5,458,951
NT Mid Cap Value Fund
Institutional Class	68,107	2,087,250	159,613	(3,373)	24,058	279,715	2,643,311
NT Small Company
Fund Institutional Class	59,816	1,369,476	127,484	(6,459)	3,009	243,568	1,756,125
NT Vista Fund
Institutional Class	70,010	2,190,393	172,573	(10,594)	129	316,149	2,652,492
Real Estate Fund
Institutional Class	18,270	729,927	80,431	255	9,272	64,211	1,063,330
NT Emerging Markets
Fund Institutional Class	65,640	1,809,871	169,250	41	2,205	251,337	2,294,706
NT International Growth
Fund Institutional Class	92,205	2,773,860	272,497	(12,571)	20,642	390,856	3,341,821
High-Yield Fund
Institutional Class	19,414	434,230	32,213	(629)	26,170	88,965	530,233
Inflation-Adjusted Bond
Fund Institutional Class	18,277	937,091	106,069	(36)	20,988	90,154	1,062,921
NT Diversified Bond
Fund Institutional Class	68,273	3,459,988	550,666	1,465	81,844	344,140	3,733,920
		$29,430,011	$2,810,612	$(90,527)	$288,148		$35,279,364
(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of July 31, 2010, the following LIVESTRONG Portfolio owned 25% or more of the total outstanding shares of the underlying funds:

LIVESTRONG 2025 Portfolio
NT Small Company Fund	25%
NT Vista Fund	25%
NT Diversified Bond Fund	26%
NT International Growth Fund	26%

As of July 31, 2010, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of July 31, 2010, the valuation inputs used to determine the fair value of the funds’ securities were classified as Level 1. The Schedule of Investments provides additional details on the funds’ portfolio holdings.

8. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social, and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds’ investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

Some of the underlying funds concentrate their investments in stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2010 and July 31, 2009 were as follows:

	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
	2010	2009	2010	2009
Distributions Paid From
Ordinary income	$4,153,131	$2,620,426	$7,283,633	$7,270,766
Long-term capital gains	—	$507,585	—	$2,187,036

	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
	2010	2009	2010	2009
Distributions Paid From
Ordinary income	$2,988,684	$107,135	$8,571,934	$8,901,760
Long-term capital gains	$12,918	—	—	$3,636,416

	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
	2010	2009	2010	2009
Distributions Paid From
Ordinary income	$2,037,212	$65,520	$4,299,270	$4,337,204
Long-term capital gains	$7,605	—	—	$2,471,072

	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
	2010	2009	2010	2009
Distributions Paid From
Ordinary income	$746,151	$31,043	$2,148,916	$2,539,862
Long-term capital gains	$1,440	—	—	$1,778,382

			LIVESTRONG 2050 Portfolio
			2010	2009
Distributions Paid From
Ordinary income			$139,987	$19,544
Long-term capital gains			$1,737	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2010, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Federal tax cost
of investments	$209,514,014	$502,289,737	$245,750,694	$664,910,864	$199,809,828
Gross tax appreciation
of investments	$12,859,316	$17,928,766	$21,677,195	$22,894,043	$19,599,121
Gross tax depreciation
of investments	—	—	—	(18,354)	—
Net tax appreciation
(depreciation)
of investments	$12,859,316	$17,928,766	$21,677,195	$22,875,689	$19,599,121
Undistributed
ordinary income	$214,914	$4,154,710	$1,991,741	$4,969,400	$1,380,451
Accumulated
capital losses	$(2,398,875)	$(4,229,037)	—	$(4,555,154)	—
Capital loss deferrals	—	—	—	$(415,354)	—

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Federal tax cost of investments	$426,052,321	$104,896,876	$246,228,436	$33,410,466
Gross tax appreciation of investments	$12,070,477	$9,735,769	$ 3,066,274	$1,868,898
Gross tax depreciation of investments	(1,651,495)	—	(3,928,046)	—
Net tax appreciation (depreciation)
of investments	$10,418,982	$9,735,769	$ (861,772)	$1,868,898
Undistributed ordinary income	$2,538,182	$534,311	$1,160,476	$135,451
Accumulated long-term gains	—	—	—	$743
Accumulated capital losses	$(3,266,021)	—	$(2,088,899)	—
Capital loss deferrals	$(121,256)	—	$(101,834)	—

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2017	2018
LIVESTRONG Income Portfolio	$(176,528)	$(2,222,347)
LIVESTRONG 2015 Portfolio	$(371,990)	$(3,857,047)
LIVESTRONG 2020 Portfolio	—	—
LIVESTRONG 2025 Portfolio	$(566,597)	$(3,988,557)
LIVESTRONG 2030 Portfolio	—	—
LIVESTRONG 2035 Portfolio	$(456,604)	$(2,809,417)
LIVESTRONG 2040 Portfolio	—	—
LIVESTRONG 2045 Portfolio	$(357,580)	$(1,731,319)
LIVESTRONG 2050 Portfolio	—	—

The capital loss deferrals represent net capital losses incurred in the nine-month period ended July 31, 2010. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC, the parent corporation of each fund’s advisor. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. The change of trustee was considered a change of control of ACC and therefore also a change of control of each fund’s advisor even though there has been no change to their management and none is anticipated. The change of control resulted in the assignment of each fund’s investment advisory agreement. Under the 1940 Act, an assignment automatically terminated such agreement, making the approval of a new agreement necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund was managed until new agreements were approved by fund shareholders. On March 29, 2010, the Board of Directors approved new investment advisory agreements. The interim agreements and the new agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and did not result in changes in the management of

American Century Investments, the funds, their investment objectives, fees or services provided. The new agreement for each fund was approved by shareholders at Special Meetings of Shareholders on June 16, 2010 and June 30, 2010. The new agreements went into effect on July 16, 2010. Management agreements for new share classes of the funds that were launched after February 16, 2010 did not terminate, have not been replaced by interim agreements, and did not require approval of new agreements.

11. Other Tax Information (Unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2010.

For corporate taxpayers, the funds hereby designate the following ordinary income distributions, or up to the maximum amount allowable, as qualified for the corporate dividends received deduction for the fiscal year ended July 31, 2010.

LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
$888,291	$2,013,718	$1,149,670	$2,907,527	$1,037,562

LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
$2,038,767	$561,128	$1,233,700	$116,240

The funds hereby designate the following long-term capital gain distributions, or up to the maximum amount allowable, for the fiscal year ended July 31, 2010.

LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
—	—	$12,918	—	$7,605

LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
—	$1,440	—	$1,737

The funds hereby designate the following distributions as qualified short-term capital gains for purposes of Internal Revenue Code Section 871.

LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
—	—	$204,689	—	$210,737

LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
—	$41,197	—	$3,473

Financial Highlights

LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.53	$10.64	$11.06	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(1)	0.22	0.24	0.40	0.33	0.37
Net Realized and Unrealized Gain (Loss)	0.74	(0.95)	(0.38)	0.75	(0.07)
Total From Investment Operations	0.96	(0.71)	0.02	1.08	0.30
Distributions
From Net Investment Income	(0.22)	(0.31)	(0.42)	(0.32)	(0.35)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.22)	(0.40)	(0.44)	(0.47)	(0.36)
Net Asset Value, End of Period	$10.27	$9.53	$10.64	$11.06	$10.45

Total Return(2)	10.15%	(6.44)%	0.11%	10.51%	2.99%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.19%	2.64%	3.61%	3.03%	3.51%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$102,497	$95,441	$49,378	$44,109	$27,374
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.53	$10.64	$11.06	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(1)	0.24	0.26	0.42	0.35	0.37
Net Realized and Unrealized Gain (Loss)	0.74	(0.95)	(0.38)	0.75	(0.05)
Total From Investment Operations	0.98	(0.69)	0.04	1.10	0.32
Distributions
From Net Investment Income	(0.24)	(0.33)	(0.44)	(0.34)	(0.37)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.24)	(0.42)	(0.46)	(0.49)	(0.38)
Net Asset Value, End of Period	$10.27	$9.53	$10.64	$11.06	$10.45

Total Return(2)	10.37%	(6.25)%	0.31%	10.73%	3.20%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.39%	2.84%	3.81%	3.23%	3.71%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$39,202	$25,088	$9,737	$8,285	$4,409
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio of operating expenses to average net assets was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.53	$10.64	$11.05	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.21	0.35	0.31	0.33
Net Realized and Unrealized Gain (Loss)	0.75	(0.94)	(0.35)	0.74	(0.05)
Total From Investment Operations	0.94	(0.73)	—	1.05	0.28
Distributions
From Net Investment Income	(0.20)	(0.29)	(0.39)	(0.30)	(0.33)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.20)	(0.38)	(0.41)	(0.45)	(0.34)
Net Asset Value, End of Period	$10.27	$9.53	$10.64	$11.05	$10.45

Total Return(3)	9.87%	(6.67)%	(0.05)%	10.13%	2.83%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.94%	2.39%	3.36%	2.78%	3.26%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$68,110	$34,202	$8,285	$8,129	$2,966
(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.15
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03
Net Realized and Unrealized Gain (Loss)	0.12
Total From Investment Operations	0.15
Distributions
From Net Investment Income	(0.03)
Net Asset Value, End of Period	$10.27

Total Return(3)	1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.77%(5)
Portfolio Turnover Rate	13%(6)
Net Assets, End of Period (in thousands)	$35
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.52	$10.63	$11.05	$10.44	$10.50
Income From Investment Operations
Net Investment Income (Loss)(1)	0.16	0.18	0.30	0.27	0.26
Net Realized and Unrealized Gain (Loss)	0.75	(0.93)	(0.34)	0.76	(0.01)
Total From Investment Operations	0.91	(0.75)	(0.04)	1.03	0.25
Distributions
From Net Investment Income	(0.17)	(0.27)	(0.36)	(0.27)	(0.30)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.17)	(0.36)	(0.38)	(0.42)	(0.31)
Net Asset Value, End of Period	$10.26	$9.52	$10.63	$11.05	$10.44

Total Return(2)	9.61%	(6.91)%	(0.40)%	9.97%	2.48%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.69%	2.14%	3.11%	2.53%	3.01%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$12,527	$3,466	$351	$112	$37
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.87	$11.39	$11.91	$11.09	$10.93
Income From Investment Operations
Net Investment Income (Loss)(1)	0.22	0.26	0.43	0.32	0.37
Net Realized and Unrealized Gain (Loss)	0.86	(1.29)	(0.49)	1.04	0.11
Total From Investment Operations	1.08	(1.03)	(0.06)	1.36	0.48
Distributions
From Net Investment Income	(0.19)	(0.35)	(0.41)	(0.27)	(0.31)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.19)	(0.49)	(0.46)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.76	$9.87	$11.39	$11.91	$11.09

Total Return(2)	11.00%	(8.63)%	(0.67)%	12.46%	4.46%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.11%	2.78%	3.62%	2.74%	3.27%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$284,172	$217,149	$161,838	$139,725	$89,431
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.89	$11.41	$11.93	$11.10	$10.94
Income From Investment Operations
Net Investment Income (Loss)(1)	0.25	0.24	0.44	0.34	0.33
Net Realized and Unrealized Gain (Loss)	0.85	(1.25)	(0.48)	1.05	0.17
Total From Investment Operations	1.10	(1.01)	(0.04)	1.39	0.50
Distributions
From Net Investment Income	(0.21)	(0.37)	(0.43)	(0.29)	(0.33)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.21)	(0.51)	(0.48)	(0.56)	(0.34)
Net Asset Value, End of Period	$10.78	$9.89	$11.41	$11.93	$11.10

Total Return(2)	11.20%	(8.42)%	(0.46)%	12.77%	4.67%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.31%	2.98%	3.82%	2.94%	3.47%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$82,264	$59,500	$17,845	$15,736	$10,439
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio of operating expenses to average net assets was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.86	$11.37	$11.89	$11.07	$10.91
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.25	0.38	0.30	0.31
Net Realized and Unrealized Gain (Loss)	0.86	(1.29)	(0.47)	1.03	0.14
Total From Investment Operations	1.05	(1.04)	(0.09)	1.33	0.45
Distributions
From Net Investment Income	(0.16)	(0.33)	(0.38)	(0.24)	(0.28)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.16)	(0.47)	(0.43)	(0.51)	(0.29)
Net Asset Value, End of Period	$10.75	$9.86	$11.37	$11.89	$11.07

Total Return(3)	10.73%	(8.79)%	(0.93)%	12.20%	4.22%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.86%	2.53%	3.37%	2.49%	3.02%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$115,945	$40,386	$24,384	$19,270	$9,556
(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.55
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04
Net Realized and Unrealized Gain (Loss)	0.13
Total From Investment Operations	0.17
Net Asset Value, End of Period	$10.72

Total Return(3)	1.61%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83%(5)
Portfolio Turnover Rate	9%(6)
Net Assets, End of Period (in thousands)	$182
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.84	$11.36	$11.88	$11.06	$10.90
Income From Investment Operations
Net Investment Income (Loss)(1)	0.16	0.18	0.39	0.25	0.19
Net Realized and Unrealized Gain (Loss)	0.87	(1.25)	(0.51)	1.05	0.23
Total From Investment Operations	1.03	(1.07)	(0.12)	1.30	0.42
Distributions
From Net Investment Income	(0.14)	(0.31)	(0.35)	(0.21)	(0.25)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.14)	(0.45)	(0.40)	(0.48)	(0.26)
Net Asset Value, End of Period	$10.73	$9.84	$11.36	$11.88	$11.06

Total Return(2)	10.47%	(9.12)%	(1.19)%	11.92%	4.05%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.61%	2.28%	3.12%	2.24%	2.77%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$37,643	$13,316	$4,165	$3,187	$351
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.47	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.13	0.03
Net Realized and Unrealized Gain (Loss)	0.80	(1.03)	(0.54)
Total From Investment Operations	0.99	(0.90)	(0.51)
Distributions
From Net Investment Income	(0.15)	(0.12)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.16)	(0.12)	—
Net Asset Value, End of Period	$9.30	$8.47	$9.49

Total Return(3)	11.69%	(9.38)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.99%	1.70%	1.89%(5)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$127,604	$91,329	$1,073
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.47	$9.50	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.81	(1.05)	(0.54)
Total From Investment Operations	1.01	(0.90)	(0.50)
Distributions
From Net Investment Income	(0.16)	(0.13)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.17)	(0.13)	—
Net Asset Value, End of Period	$9.31	$8.47	$9.50

Total Return(3)	11.90%	(9.26)%	(5.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01%	0.00%(5)	0.00%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19%	1.90%	2.09%(6)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$44,304	$21,532	$16
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Ratio of operating expenses to average net assets was less than 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.45	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.81	(1.08)	(0.55)
Total From Investment Operations	0.96	(0.93)	(0.51)
Distributions
From Net Investment Income	(0.12)	(0.11)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.13)	(0.11)	—
Net Asset Value, End of Period	$9.28	$8.45	$9.49

Total Return(4)	11.43%	(9.72)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46%	0.45%	0.45%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.74%	1.45%	1.64%(6)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$80,483	$3,882	$6
(1) Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.12
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03
Net Realized and Unrealized Gain (Loss)	0.11
Total From Investment Operations	0.14
Net Asset Value, End of Period	$9.26

Total Return(3)	1.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67%(5)
Portfolio Turnover Rate	8%(6)
Net Assets, End of Period (in thousands)	$103
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.44	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13	0.14	0.03
Net Realized and Unrealized Gain (Loss)	0.81	(1.10)	(0.54)
Total From Investment Operations	0.94	(0.96)	(0.51)
Distributions
From Net Investment Income	(0.10)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.11)	(0.09)	—
Net Asset Value, End of Period	$9.27	$8.44	$9.49

Total Return(3)	11.17%	(9.96)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.49%	1.20%	1.39%(5)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$14,928	$3,274	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.76	$11.63	$12.35	$11.49	$11.21
Income From Investment Operations
Net Investment Income (Loss)(1)	0.19	0.22	0.42	0.28	0.34
Net Realized and Unrealized Gain (Loss)	1.00	(1.63)	(0.69)	1.34	0.27
Total From Investment Operations	1.19	(1.41)	(0.27)	1.62	0.61
Distributions
From Net Investment Income	(0.17)	(0.30)	(0.40)	(0.24)	(0.31)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.17)	(0.46)	(0.45)	(0.76)	(0.33)
Net Asset Value, End of Period	$10.78	$9.76	$11.63	$12.35	$11.49

Total Return(2)	12.19%	(11.64)%	(2.39)%	14.45%	5.48%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.83%	2.43%	3.40%	2.34%	2.98%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$393,154	$313,816	$215,024	$174,984	$112,202
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.77	$11.64	$12.37	$11.51	$11.23
Income From Investment Operations
Net Investment Income (Loss)(1)	0.21	0.24	0.43	0.31	0.37
Net Realized and Unrealized Gain (Loss)	1.00	(1.63)	(0.69)	1.34	0.26
Total From Investment Operations	1.21	(1.39)	(0.26)	1.65	0.63
Distributions
From Net Investment Income	(0.19)	(0.32)	(0.42)	(0.27)	(0.33)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.19)	(0.48)	(0.47)	(0.79)	(0.35)
Net Asset Value, End of Period	$10.79	$9.77	$11.64	$12.37	$11.51

Total Return(2)	12.40%	(11.45)%	(2.27)%	14.67%	5.77%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.03%	2.63%	3.60%	2.54%	3.18%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$103,770	$78,031	$44,611	$44,250	$31,399
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio of operating expenses to average net assets was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.74	$11.61	$12.34	$11.48	$11.19
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.21	0.35	0.26	0.29
Net Realized and Unrealized Gain (Loss)	1.01	(1.64)	(0.66)	1.33	0.30
Total From Investment Operations	1.17	(1.43)	(0.31)	1.59	0.59
Distributions
From Net Investment Income	(0.14)	(0.28)	(0.37)	(0.21)	(0.28)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.14)	(0.44)	(0.42)	(0.73)	(0.30)
Net Asset Value, End of Period	$10.77	$9.74	$11.61	$12.34	$11.48

Total Return(3)	12.03%	(11.89)%	(2.73)%	14.17%	5.30%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.58%	2.18%	3.15%	2.09%	2.73%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$143,045	$49,723	$28,073	$17,076	$7,404
(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.58
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02
Net Realized and Unrealized Gain (Loss)	0.14
Total From Investment Operations	0.16
Net Asset Value, End of Period	$10.74

Total Return(3)	1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%(5)
Portfolio Turnover Rate	10%(6)
Net Assets, End of Period (in thousands)	$373
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.73	$11.60	$12.32	$11.46	$11.18
Income From Investment Operations
Net Investment Income (Loss)(1)	0.14	0.16	0.36	0.22	0.19
Net Realized and Unrealized Gain (Loss)	0.99	(1.62)	(0.70)	1.34	0.36
Total From Investment Operations	1.13	(1.46)	(0.34)	1.56	0.55
Distributions
From Net Investment Income	(0.11)	(0.25)	(0.33)	(0.18)	(0.25)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.11)	(0.41)	(0.38)	(0.70)	(0.27)
Net Asset Value, End of Period	$10.75	$9.73	$11.60	$12.32	$11.46

Total Return(2)	11.66%	(12.12)%	(2.90)%	13.90%	4.95%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.33%	1.93%	2.90%	1.84%	2.48%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$47,433	$16,344	$2,746	$1,378	$545
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.04	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.89	(1.36)	(0.63)
Total From Investment Operations	1.03	(1.26)	(0.61)
Distributions
From Net Investment Income	(0.11)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.12)	(0.09)	—
Net Asset Value, End of Period	$8.95	$8.04	$9.39

Total Return(3)	12.90%	(13.30)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.63%	1.48%	1.49%(5)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$99,983	$70,382	$626
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.05	$9.40	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.12	0.04
Net Realized and Unrealized Gain (Loss)	0.88	(1.37)	(0.64)
Total From Investment Operations	1.04	(1.25)	(0.60)
Distributions
From Net Investment Income	(0.13)	(0.10)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.14)	(0.10)	—
Net Asset Value, End of Period	$8.95	$8.05	$9.40

Total Return(3)	13.11%	(13.18)%	(6.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01%	0.00%(5)	0.00%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.83%	1.68%	1.69%(6)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$33,647	$17,528	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Ratio of operating expenses to average net assets was less than 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.03	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12	0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.88	(1.39)	(0.64)
Total From Investment Operations	1.00	(1.28)	(0.61)
Distributions
From Net Investment Income	(0.09)	(0.08)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.10)	(0.08)	—
Net Asset Value, End of Period	$8.93	$8.03	$9.39

Total Return(4)	12.51%	(13.53)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46%	0.45%	0.45%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.38%	1.23%	1.24%(6)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$71,159	$3,378	$6
(1) Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.80
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02
Net Realized and Unrealized Gain (Loss)	0.10
Total From Investment Operations	0.12
Net Asset Value, End of Period	$8.92

Total Return(3)	1.36%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.41%(5)
Portfolio Turnover Rate	7%(6)
Net Assets, End of Period (in thousands)	$162
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.02	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.12	0.02
Net Realized and Unrealized Gain (Loss)	0.88	(1.42)	(0.63)
Total From Investment Operations	0.98	(1.30)	(0.61)
Distributions
From Net Investment Income	(0.07)	(0.07)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.08)	(0.07)	—
Net Asset Value, End of Period	$8.92	$8.02	$9.39

Total Return(3)	12.24%	(13.76)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	0.98%	0.99%(5)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$14,455	$3,573	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.74	$12.10	$13.09	$11.85	$11.43
Income From Investment Operations
Net Investment Income (Loss)(1)	0.17	0.19	0.41	0.24	0.31
Net Realized and Unrealized Gain (Loss)	1.15	(2.13)	(0.95)	1.71	0.42
Total From Investment Operations	1.32	(1.94)	(0.54)	1.95	0.73
Distributions
From Net Investment Income	(0.14)	(0.24)	(0.40)	(0.19)	(0.30)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.14)	(0.42)	(0.45)	(0.71)	(0.31)
Net Asset Value, End of Period	$10.92	$9.74	$12.10	$13.09	$11.85

Total Return(2)	13.58%	(15.54)%	(4.33)%	16.86%	6.45%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.54%	2.12%	3.19%	1.87%	2.61%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$231,716	$170,455	$128,815	$91,220	$52,206
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.76	$12.12	$13.11	$11.87	$11.45
Income From Investment Operations
Net Investment Income (Loss)(1)	0.19	0.20	0.44	0.26	0.30
Net Realized and Unrealized Gain (Loss)	1.14	(2.12)	(0.95)	1.72	0.45
Total From Investment Operations	1.33	(1.92)	(0.51)	1.98	0.75
Distributions
From Net Investment Income	(0.16)	(0.26)	(0.43)	(0.22)	(0.32)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.16)	(0.44)	(0.48)	(0.74)	(0.33)
Net Asset Value, End of Period	$10.93	$9.76	$12.12	$13.11	$11.87

Total Return(2)	13.68%	(15.34)%	(4.13)%	17.07%	6.66%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.74%	2.32%	3.39%	2.07%	2.81%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$66,385	$46,544	$24,120	$22,314	$11,104
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio of operating expenses to average net assets was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.73	$12.09	$13.08	$11.83	$11.42
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.17	0.35	0.21	0.26
Net Realized and Unrealized Gain (Loss)	1.14	(2.13)	(0.92)	1.72	0.43
Total From Investment Operations	1.28	(1.96)	(0.57)	1.93	0.69
Distributions
From Net Investment Income	(0.11)	(0.22)	(0.37)	(0.16)	(0.27)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.11)	(0.40)	(0.42)	(0.68)	(0.28)
Net Asset Value, End of Period	$10.90	$9.73	$12.09	$13.08	$11.83

Total Return(3)	13.21%	(15.77)%	(4.58)%	16.67%	6.10%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.29%	1.87%	2.94%	1.62%	2.36%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$103,002	$32,896	$19,145	$13,378	$5,224
(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.74
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01
Net Realized and Unrealized Gain (Loss)	0.12
Total From Investment Operations	0.13
Net Asset Value, End of Period	$10.87

Total Return(3)	1.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29%(5)
Portfolio Turnover Rate	8%(6)
Net Assets, End of Period (in thousands)	$86
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.72	$12.07	$13.06	$11.82	$11.40
Income From Investment Operations
Net Investment Income (Loss)(1)	0.11	0.14	0.43	0.18	0.16
Net Realized and Unrealized Gain (Loss)	1.15	(2.11)	(1.03)	1.71	0.51
Total From Investment Operations	1.26	(1.97)	(0.60)	1.89	0.67
Distributions
From Net Investment Income	(0.09)	(0.20)	(0.34)	(0.13)	(0.24)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.09)	(0.38)	(0.39)	(0.65)	(0.25)
Net Asset Value, End of Period	$10.89	$9.72	$12.07	$13.06	$11.82

Total Return(2)	12.93%	(15.92)%	(4.84)%	16.30%	5.93%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.04%	1.62%	2.69%	1.37%	2.11%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$35,276	$10,785	$2,178	$975	$296
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.09	0.01
Net Realized and Unrealized Gain (Loss)	0.95	(1.54)	(0.72)
Total From Investment Operations	1.07	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.09)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.10)	(0.09)	—
Net Asset Value, End of Period	$8.72	$7.75	$9.29

Total Return(3)	13.80%	(15.53)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.40%	1.38%	1.10%(5)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$41,985	$24,386	$831
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.96	(1.56)	(0.74)
Total From Investment Operations	1.10	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.11)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.12)	(0.09)	—
Net Asset Value, End of Period	$8.73	$7.75	$9.29

Total Return(3)	14.16%	(15.43)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01%	0.00%(5)	0.00%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.60%	1.58%	1.30%(6)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$22,593	$9,846	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Ratio of operating expenses to average net assets was less than 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.09	0.02
Net Realized and Unrealized Gain (Loss)	0.97	(1.57)	(0.73)
Total From Investment Operations	1.06	(1.48)	(0.71)
Distributions
From Net Investment Income	(0.07)	(0.08)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.08)	(0.08)	—
Net Asset Value, End of Period	$8.71	$7.73	$9.29

Total Return(4)	13.68%	(15.87)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46%	0.45%	0.45%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.15%	1.13%	0.85%(6)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$42,212	$1,551	$6
(1) Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.60
Income From Investment Operations
Net Investment Income (Loss)(2)	—(3)
Net Realized and Unrealized Gain (Loss)	0.08
Total From Investment Operations	0.08
Net Asset Value, End of Period	$8.68

Total Return(4)	0.93%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%(6)
Portfolio Turnover Rate	3%(7)
Net Assets, End of Period (in thousands)	$68
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.
(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.72	$9.28	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.08	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.95	(1.59)	(0.74)
Total From Investment Operations	1.03	(1.49)	(0.72)
Distributions
From Net Investment Income	(0.05)	(0.07)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.06)	(0.07)	—
Net Asset Value, End of Period	$8.69	$7.72	$9.28

Total Return(3)	13.28%	(16.01)%	(7.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.90%	0.88%	0.60%(5)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$7,773	$2,347	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.59	$12.24	$13.40	$11.96	$11.54
Income From Investment Operations
Net Investment Income (Loss)(1)	0.14	0.18	0.42	0.22	0.31
Net Realized and Unrealized Gain (Loss)	1.22	(2.41)	(1.12)	1.92	0.46
Total From Investment Operations	1.36	(2.23)	(0.70)	2.14	0.77
Distributions
From Net Investment Income	(0.13)	(0.22)	(0.41)	(0.17)	(0.32)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.13)	(0.42)	(0.46)	(0.70)	(0.35)
Net Asset Value, End of Period	$10.82	$9.59	$12.24	$13.40	$11.96

Total Return(2)	14.16%	(17.74)%	(5.53)%	18.23%	6.76%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.35%	1.99%	3.19%	1.62%	2.62%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$113,447	$85,095	$72,649	$48,229	$22,437
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.60	$12.25	$13.42	$11.98	$11.56
Income From Investment Operations
Net Investment Income (Loss)(1)	0.16	0.20	0.44	0.23	0.35
Net Realized and Unrealized Gain (Loss)	1.22	(2.41)	(1.12)	1.93	0.44
Total From Investment Operations	1.38	(2.21)	(0.68)	2.16	0.79
Distributions
From Net Investment Income	(0.15)	(0.24)	(0.44)	(0.19)	(0.34)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.15)	(0.44)	(0.49)	(0.72)	(0.37)
Net Asset Value, End of Period	$10.83	$9.60	$12.25	$13.42	$11.98

Total Return(2)	14.48%	(17.56)%	(5.40)%	18.44%	6.96%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.01%	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.55%	2.19%	3.39%	1.82%	2.82%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$57,836	$34,639	$31,054	$28,483	$13,397
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio of operating expenses to average net assets was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.57	$12.22	$13.38	$11.94	$11.53
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11	0.15	0.39	0.18	0.20
Net Realized and Unrealized Gain (Loss)	1.22	(2.40)	(1.13)	1.92	0.53
Total From Investment Operations	1.33	(2.25)	(0.74)	2.10	0.73
Distributions
From Net Investment Income	(0.10)	(0.20)	(0.37)	(0.13)	(0.29)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.10)	(0.40)	(0.42)	(0.66)	(0.32)
Net Asset Value, End of Period	$10.80	$9.57	$12.22	$13.38	$11.94

Total Return(3)	13.90%	(17.98)%	(5.78)%	17.96%	6.51%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.10%	1.74%	2.94%	1.37%	2.37%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$56,695	$17,537	$11,411	$9,091	$4,177
(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.67
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01
Net Realized and Unrealized Gain (Loss)	0.10
Total From Investment Operations	0.11
Net Asset Value, End of Period	$10.78

Total Return(3)	1.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14%(5)
Portfolio Turnover Rate	9%(6)
Net Assets, End of Period (in thousands)	$59
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.56	$12.21	$13.36	$11.93	$11.51
Income From Investment Operations
Net Investment Income (Loss)(1)	0.09	0.11	0.38	0.12	0.12
Net Realized and Unrealized Gain (Loss)	1.21	(2.38)	(1.14)	1.94	0.59
Total From Investment Operations	1.30	(2.27)	(0.76)	2.06	0.71
Distributions
From Net Investment Income	(0.07)	(0.18)	(0.34)	(0.10)	(0.26)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.07)	(0.38)	(0.39)	(0.63)	(0.29)
Net Asset Value, End of Period	$10.79	$9.56	$12.21	$13.36	$11.93

Total Return(2)	13.63%	(18.20)%	(5.96)%	17.58%	6.24%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.85%	1.49%	2.69%	1.12%	2.12%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$17,327	$4,966	$1,403	$753	$165
(1)	Computed using average shares outstanding throughout the period.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.46	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.97	(1.80)	(0.79)
Total From Investment Operations	1.07	(1.70)	(0.77)
Distributions
From Net Investment Income	(0.08)	(0.07)	—
From Net Realized Gains	—(3)	—	—
Total Distributions	(0.08)	(0.07)	—
Net Asset Value, End of Period	$8.45	$7.46	$9.23

Total Return(4)	14.33%	(18.30)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.22%	0.20%	0.20%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.17%	1.57%	1.16%(6)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$10,225	$3,454	$464
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.47	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.12	0.03
Net Realized and Unrealized Gain (Loss)	0.96	(1.80)	(0.80)
Total From Investment Operations	1.08	(1.68)	(0.77)
Distributions
From Net Investment Income	(0.09)	(0.08)	—
From Net Realized Gains	—(3)	—	—
Total Distributions	(0.09)	(0.08)	—
Net Asset Value, End of Period	$8.46	$7.47	$9.23

Total Return(4)	14.54%	(18.09)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.02%	0.00%(6)	0.00%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37%	1.77%	1.36%(7)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$8,482	$3,179	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Ratio of operating expenses to average net assets was less than 0.005%.
(7) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.45	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.07	0.02
Net Realized and Unrealized Gain (Loss)	0.97	(1.79)	(0.79)
Total From Investment Operations	1.04	(1.72)	(0.77)
Distributions
From Net Investment Income	(0.05)	(0.06)	—
From Net Realized Gains	—(4)	—	—
Total Distributions	(0.05)	(0.06)	—
Net Asset Value, End of Period	$8.44	$7.45	$9.23

Total Return(5)	14.06%	(18.52)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.47%	0.45%	0.45%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92%	1.32%	0.91%(7)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$13,463	$336	$6
(1) Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(7) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.35
Income From Investment Operations
Net Investment Income (Loss)(2)	—(3)
Net Realized and Unrealized Gain (Loss)	0.07
Total From Investment Operations	0.07
Net Asset Value, End of Period	$8.42

Total Return(4)	0.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.22%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06%(6)
Portfolio Turnover Rate	13%(7)
Net Assets, End of Period (in thousands)	$32
(1) March 1, 2010 (commencement of sale) through July 31, 2010.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.
(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.44	$9.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06	0.08	0.02
Net Realized and Unrealized Gain (Loss)	0.96	(1.81)	(0.80)
Total From Investment Operations	1.02	(1.73)	(0.78)
Distributions
From Net Investment Income	(0.03)	(0.05)	—
From Net Realized Gains	—(3)	—	—
Total Distributions	(0.03)	(0.05)	—
Net Asset Value, End of Period	$8.43	$7.44	$9.22

Total Return(4)	13.79%	(18.66)%	(7.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.73%	0.70%	0.70%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66%	1.07%	0.66%(6)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$3,076	$186	$6
(1) May 30, 2008 (fund inception) through July 31, 2008.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio, nine of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”), as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio of American Century Asset Allocation Portfolios, Inc. as of July 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 17, 2010

Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010 and June 30, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Director to the Board of Directors of American Century Asset Allocation Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Asset Allocation Portfolios, Inc.):

John R. Whitten	For:	2,670,242,979
	Withhold:	39,748,764
	Abstain:	0
	Broker Non-Vote:	0

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas A. Brown, Andrea C. Hall, James A. Olson, Donald H. Pratt, and M. Jeannine Strandjord.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

LIVESTRONG Income Portfolio		Investor, A and R Class	Institutional Class
	For:	136,504,746	27,343,844
	Against:	553,940	79,637
	Abstain:	2,007,916	27
	Broker Non-Vote:	2,543,775	0

LIVESTRONG 2015 Portfolio		Investor, A and R Class	Institutional Class
	For:	186,075,011	64,060,899
	Against:	1,710,744	0
	Abstain:	7,526,096	22,883
	Broker Non-Vote:	6,557,833	108,644

LIVESTRONG 2020 Portfolio		Investor, A and R Class	Institutional Class
	For:	137,795,013	31,896,511
	Against:	58,973	0
	Abstain:	1,454,680	6,680
	Broker Non-Vote:	675,107	0

LIVESTRONG 2025 Portfolio		Investor, A and R Class	Institutional Class
	For:	251,005,707	69,806,049
	Against:	1,420,850	40,842
	Abstain:	6,548,408	152,567
	Broker Non-Vote:	11,818,216	243,579

LIVESTRONG 2030 Portfolio		Investor, A and R Class	Institutional Class
	For:	129,205,247	24,991,674
	Against:	68,304	2,986
	Abstain:	2,735,884	48,996
	Broker Non-Vote:	707,861	0

LIVESTRONG 2035 Portfolio		Investor, A and R Class	Institutional Class
	For:	172,170,876	40,369,506
	Against:	630,327	22,107
	Abstain:	3,532,686	19,216
	Broker Non-Vote:	15,058,843	255,649

LIVESTRONG 2040 Portfolio		Investor, A and R Class	Institutional Class
	For:	48,207,932	15,387,470
	Against:	93,126	0
	Abstain:	2,059,219	15,140
	Broker Non-Vote:	733,605	0

LIVESTRONG 2045 Portfolio		Investor, A and R Class	Institutional Class
	For:	74,935,690	29,331,367
	Against:	678,679	884
	Abstain:	1,839,817	0
	Broker Non-Vote:	7,186,230	1,116,098

LIVESTRONG 2050 Portfolio		Investor, A and R Class	Institutional Class
	For:	11,179,281	2,998,476
	Against:	55,504	683
	Abstain:	283,767	343,872
	Broker Non-Vote:	290,389	0

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age may be extended or changed with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Independent Directors
Thomas A. Brown
Year of Birth: 1940
Position(s) with the Funds: Director
Length of Time Served: Since 1980
Principal Occupation(s) During the Past Five Years: Managing Member, Associated Investments,
LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Mechanical Engineering, University of
Kansas; formerly, Chief Executive Officer, Associated Bearings Company; formerly,
Area Vice President, Applied Industrial Technologies (bearings and power transmission company)

Andrea C. Hall
Year of Birth: 1945
Position(s) with the Funds: Director
Length of Time Served: Since 1997
Principal Occupation(s) During the Past Five Years: Retired as advisor to the President, Midwest
Research Institute (not-for-profit research organization) (June 2006)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Biology, Florida State University; PhD in
Biology, Georgetown University; formerly, Senior Vice President and Director of
Research Operations, Midwest Research Institute

James A. Olson
Year of Birth: 1942
Position(s) with the Funds: Director
Length of Time Served: Since 2007
Principal Occupation(s) During the Past Five Years: Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to
September 2006)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: Saia, Inc. and Entertainment
Properties Trust
Education/Other Professional Experience: BS in Business Administration and MBA, St. Louis
University; CPA; 21 years of experience as a partner in the accounting firm of Ernst
& Young LLP

Donald H. Pratt
Year of Birth: 1937
Position(s) with the Funds: Director, Chairman of the Board
Length of Time Served: Since 1995 (Chairman since 2005)
Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer,
Western Investments, Inc. (real estate company)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Industrial Engineering, Wichita State
University; MBA, Harvard Business School; serves on the Board of Governors of the Independent Directors Council and Investment Company Institute; formerly,
Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

M. Jeannine Strandjord
Year of Birth: 1945
Position(s) with the Funds: Director
Length of Time Served: Since 1994
Principal Occupation(s) During the Past Five Years: Retired, formerly, Senior Vice President,
Process Excellence, Sprint Corporation (telecommunications company)
(January 2005-September 2005)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: DST Systems Inc., Euronet
Worldwide Inc., Charming Shoppes, Inc.
Education/Other Professional Experience: BS in Business Administration and Accounting,
University of Kansas; CPA; formerly, Senior Vice President of Financial Services and
Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation;
formerly, with the accounting firm of Ernst and Whinney

John R. Whitten
Year of Birth: 1946
Position(s) with the Funds: Director
Length of Time Served: Since 2008
Principal Occupation(s) During the Past Five Years: Project Consultant, Celanese Corp.
(industrial chemical company)
Number of Funds in Fund Complex Overseen by Director: 63
Other Directorships Held by Director During the Past Five Years: Rudolph Technologies, Inc.
Professional Education/Experience: BS in Business Administration, Cleveland State
University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial
Technologies, Inc.; thirteen years of experience with accounting firm Deloitte &
Touche LLP

Interested Director
Jonathan S. Thomas
Year of Birth: 1963
Position(s) with the Funds: Director and President
Length of Time Served: Since 2007
Principal Occupation(s) During the Past Five Years: President and Chief Executive Officer,
ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to
February 2007); Executive Vice President, ACC (November 2005 to February 2007);
Global Chief Operating Officer and Managing Director, Morgan Stanley (investment management) (March 2000 to November 2005). Also serves as: Chief Executive
Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM
and other ACC subsidiaries
Number of Funds in Fund Complex Overseen by Director: 104
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BA in Economics, University of Massachusetts;
MBA, Boston College; formerly held senior leadership roles with Fidelity
Investments, Boston Financial Services and Bank of America; serves on the Board of
Governors of the Investment Company Institute

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name	Offices with
(Year of Birth)	the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S.	Director and	President and Chief Executive Officer, ACC (March 2007 to present); Chief
Thomas	President	Administrative Officer, ACC (February 2006 to February 2007); Executive
(1963)	since 2007	Vice President, ACC (November 2005 to February 2007); Global Chief
Operating Officer and Managing Director, Morgan Stanley (March 2000
to November 2005). Also serves as: Chief Executive Officer and Manager,
ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other
ACC subsidiaries
Barry Fink	Executive	Chief Operating Officer and Executive Vice President, ACC (September 2007
(1955)	Vice President	to present); President, ACS (October 2007 to present); Managing Director,
	since 2007	Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries
Maryanne L.	Chief Compliance	Chief Compliance Officer, American Century funds, ACIM and ACS (August
Roepke	Officer since 2006	2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
(1956)	and Senior Vice	and Treasurer and Chief Financial Officer, various American Century funds
	President	(July 2000 to August 2006). Also serves as: Senior Vice President, ACS since 2000
Charles A.	General Counsel	Attorney, ACC (February 1994 to present); Vice President, ACC (November
Etherington	since 2007 and	2005 to present), General Counsel, ACC (March 2007 to present); Also
(1957)	Senior Vice	serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries;
	President	and Senior Vice President, ACIM and ACS
since 2006
Robert J. Leach	Vice President,	Vice President, ACS (February 2000 to present); and Controller, various
(1966)	Treasurer and	American Century funds (1997 to September 2006)
Chief Financial
Officer since 2006
David H. Reinmiller	Vice President	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC
(1963)	since 2000	(January 2001 to present); Chief Compliance Officer, American Century funds and ACIM (January 2001 to February 2005). Also serves as Vice
President, ACIM and ACS
Ward D. Stauffer	Secretary	Attorney, ACC (June 2003 – Present)
(1960)	since 2005

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

Board Approval of Management Agreements

American Century Investment Management, Inc. (“ACIM” or the “Advisor”) currently serves as investment advisor to the Funds under a management agreement (the “Current Management Agreement”) that took effect on July 16, 2010, following approval by the Funds’ Board of Directors (the “Board”) and shareholders. The Advisor previously served as investment advisor to the Funds pursuant to a management agreement (the “Prior Management Agreement”) and an interim management agreement (the “Interim Management Agreement”). The Interim Management Agreement terminated in accordance with its terms on July 16, 2010, upon the effectiveness of the Current Management Agreement. The Prior Management Agreement terminated on February 16, 2010, as a result of a change of control of the Advisor’s parent company, American Century Companies, Inc. (“ACC”). The change in control occurred as the result of a change in the trustee of a trust created by James E. Stowers, Jr., the founder of American Century Investments, which holds shares representing a significant interest in ACC stock. Mr. Stowers previously served as the trustee of the trust. On February 16, 2010, Richard W. Brown, Co-Chairman of ACC with Mr. Stowers, became the trustee in accordance with the terms of the trust and Mr. Stowers’ long-standing estate and succession plan.

On February 18, 2010, the Board approved the Interim Agreement in accordance with Rule 15a-4 under the Investment Company Act to ensure continued management of the Funds by the Advisor after the termination of the Prior Agreement and until shareholder approval of the Current Management Agreement as required under the Act. The Board approved the Current Agreement and recommended its approval to shareholders. Fund shareholders approved the Current Agreement at meetings held on June 16, 2010 and June 30, 2010.*

The Interim Agreement and the Current Agreement are substantially identical to the Prior Agreement except for their effective dates and the termination provisions of the Interim Agreement. Under the Current Agreement, the Advisor will provide the same services as provided by the Advisor, be subject to the same duties, and receive the same compensation rate as under the Prior Agreement.

Basis for Board Approval of Interim Agreement

In considering the approval of the Interim Agreement, Rule 15a-4 requires the Board to approve the contract within ten business days of the termination of the prior agreement and to determine that the compensation to be received under the interim agreement is no greater than would have been received under the corresponding prior agreement. In connection with the approval, the Board noted that it oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided by the Advisor, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations.

*Management agreements for new share classes of the Funds launched after February 16, 2010, did not terminate, have not been replaced by Interim Management Agreements, and do not require Board or shareholder approval at this time.

In evaluating the Interim Agreement, the Board, assisted by the advice of its independent legal counsel, considered a number of factors in addition to those required by the rule with no one factor being determinative to its analysis. Among the factors considered by the Board were the circumstances and effect of the change of control, the fact that the Advisor will provide the same services and receive the same compensation rate as under the Prior Agreement, and that the change of control did not result in a change of the personnel managing the Funds. Upon completion of its analysis, the Board approved the Interim Agreement, determining that the continued management of the Funds by the Advisor was in the best interests of the Funds and Fund shareholders.

Basis for Board Approval of Current Agreement

At a meeting held on March 29, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the Current Agreement. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and services provided to the Funds. The Board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the Board, the nature and quality of significant services provided to the Funds, the investment performance of the Funds, shareholder services, audit and compliance functions and a variety of other matters relating to the Funds’ operations. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services provided to the Funds;

• the wide range of programs and services provided to the Funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the Advisor;

• data comparing the cost of owning the Funds to the cost of owning similar funds;

• the fact that there will be no changes to the fees, services, or personnel who provide such services as compared to the Prior Agreement;

• data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the Funds to the Advisor and the overall profitability of the Advisor;

• data comparing services provided and charges to the Funds with those for other non-fund investment management clients of the Advisor; and

• consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Funds and potential sharing of economies of scale in connection with the management of the Funds.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In particular, the Board recognized that shareholders may have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing services to the Funds.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Funds. The Board did not identify any single factor as being all-important or controlling, and each Board member may have attributed different levels of importance to different factors. In deciding to approve the Current Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Current Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the Current Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

• constructing and designing the Funds

• portfolio research and security selection

• initial capitalization/funding

• securities trading

• Fund administration

• custody of Fund assets

• daily valuation of each Fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The investment management services provided to the Funds are complex and provide Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. As a part of its general oversight and in evaluating investment performance, the Board expects the Advisor to manage the Funds in accordance with their investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Funds, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the appropriate Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Current Agreement, the Advisor will also provide the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Funds as well as compensation to the five highest paid personnel of the Advisor. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Current Management Agreement, and the reasonableness of the current management fees. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Funds specifically, and the expenses incurred by the Advisor in providing various functions to the Funds. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as each Fund increases in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services.

Comparison to Fees of Funds not Managed by the Advisor. The Funds invest their non cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisor fee to the advisor. Rather each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds and the Investor, A, C and R Classes pay the advisor a 0.20% administrative fee. Each of the underlying Funds pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ Independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties that provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of similar funds not managed by the Advisor. The

Board concluded that the management fee to be paid by the Funds to the Advisor under the Current Management Agreement is reasonable in light of the services to be provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Fundswere reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board concluded that the Advisor’s primary business is managing mutual funds and it generally does not use Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of fund clients to determine breakpoints in each fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Current Management Agreement be approved and recommended its approval to Fund shareholders.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries.

The Citigroup Non-US World Government Bond Index is based on the Citigroup World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

Notes

Notes

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Asset Allocation Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1009
CL-ANN-69346

ITEM 2. CODE OF ETHICS.

(a)		The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)		No response required.

(c)		None.

(d)		None.

(e)		Not applicable.

(f)		The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to
American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on
Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)	(2)	James A. Olson, Andrea C. Hall and Thomas A. Brown are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)	(3)	Not applicable.

(b)		No response required.

(c)		No response required.

(d)		No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)		Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:
		FY 2009:	$114,612
		FY 2010:	$101,356

(b)		Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2009 : $0
FY 2010 : $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
(relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2009 : $0
FY 2010 : $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2009 : $0
FY 2010 : $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
(relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2009 : $0
FY 2010 : $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2009 : $0
FY 2010 : $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
(relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2009 : $0
FY 2010 : $0

(e) (1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e) (2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-
01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2009: $81,217
FY 2010: $60,027

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)		The registrant's principal executive officer and principal financial officer have concluded that the
		registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
		Company Act of 1940) are effective based on their evaluation of these controls and procedures as
		of a date within 90 days of the filing date of this report.

(b)		There were no changes in the registrant's internal control over financial reporting (as defined in
		Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's
		second fiscal quarter of the period covered by this report that have materially affected, or are
		reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure
		required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset
		Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
		on September 29, 2005.

(a)	(2)	Separate certifications by the registrant’s principal executive officer and principal financial
		officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
		Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)	(3)	Not applicable.

(b)		A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
		Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
		99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 29, 2010